UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09293

DAVIS VARIABLE ACCOUNT FUND, INC.
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Address of principal executive offices)

Ryan M. Charles
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Name and address of agent for service)

Registrant's telephone number, including area code: 520-806-7600
Date of fiscal year end: December 31, 2017
Date of reporting period: June 30, 2017

____________________

ITEM 1.  REPORT TO STOCKHOLDERS

Davis FUNDS

Davis Value Portfolio

(part of Davis Variable Account Fund, Inc.)

June 30, 2017

SEMI-ANNUAL REPORT

Over 45 Years of Reliable Investing™

DAVIS VALUE PORTFOLIO	Table of Contents

This Semi-Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Value Portfolio prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

Shares of Davis Value Portfolio are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

Portfolio Proxy Voting Policies and Procedures
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund's website at www.davisfunds.com, and (iii) on the SEC's website at www.sec.gov.

In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund's website at www.davisfunds.com, and (iii) on the SEC's website at www.sec.gov.
Form N-Q
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available without charge, upon request, by calling 1-800-279-0279, on the Fund's website at www.davisfunds.com, and on the SEC's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DAVIS VALUE PORTFOLIO	Management's Discussion of Fund Performance

Performance Overview
Davis Value Portfolio performed in-line with the Standard & Poor's 500® Index ("S&P 500®") for the six-month period ended June 30, 2017 (the "period"). The Fund delivered a total return of 9.34%, versus a 9.34% return for the S&P 500®. Only two sectors1 within the S&P 500® reported negative performance, Energy (down 13%) and Telecommunication Services (down 11%). The third-weakest, but still positive, performing sector was Real Estate (up 6%). The sectors within the S&P 500® that reported the strongest performance were Information Technology (up 17%), Health Care (up 16%), and Consumer Discretionary (up 11%).

Detractors from Performance
The Fund's holdings in the Energy sector were the most significant detractor from performance2. The Fund's Energy holdings were down about 18%, compared to down 13% for the S&P 500® sector. When compared to the S&P 500®, the Fund suffered from an overweight position (average weighting of 11%, versus 7%) in the weakest performing sector of the period. The Fund's overall top four detractors came from the Energy sector, Apache3 (down 24%), Encana (down 25%), Occidental Petroleum (down 14%), and EQT (down 12%), respectively. The Fund no longer owns EQT.

When compared to the S&P 500®, returns from holdings in the Health Care sector also detracted from performance. The Fund's Health Care holdings were up about 11%, compared to up 16% for the S&P 500® sector. The Fund suffered from an underweight position, versus the S&P 500® (average weighting of 6%, versus 14%), and due to two weak performers, Express Scripts Holding (down 7%) and Valeant Pharmaceuticals (down 34%). The Fund no longer owns Valeant Pharmaceuticals.

The Fund maintained its large position in Financials (average weighting of 30%, versus 15% for the S&P 500®). The Fund's Financial holdings slightly underperformed those of the S&P 500® sector (up 7%, compared to up 8%). Capital One Financial (down 4%) and Fairfax Financial (down 9%) were key detractors.

Additional detractors from performance included Liberty TripAdvisor (down 23%) and CarMax (down 2%), both from the Consumer Discretionary sector.

The Fund had approximately 11% of its average net assets invested in foreign securities. As a whole, the Fund's foreign holdings performed in-line with its domestic holdings (both up 9%).

Contributors to Performance
The Fund's holdings in the Consumer Discretionary sector were the most significant contributor to performance. The Fund's Consumer Discretionary holdings were up about 23%, compared to up 11% for the S&P 500® sector. Amazon (up 29%), the Fund's second-largest holding, was the Fund's overall top contributor for the period. Didi Chuxing (up 33%) was another strong performer.

Returns from holdings in the Information Technology sector helped performance on an absolute basis. The Fund's Information Technology holdings were up about 18%, compared to up 17% for the S&P 500® sector. However, when compared to the S&P 500®, the Fund suffered from an underweight position (average weighting of 14%, versus 21%) in the strongest performing sector of the period. Alphabet (up 18%), the Fund's largest holding, and Facebook (up 31%) were key contributors.

Other contributors to performance came from the Fund's Industrial holdings, which were up about 14%, compared to up 10% for the S&P 500® sector. Safran (up 28%) and United Technologies (up 13%) were strong performers.

Additional contributors included American Express (up 15%), Bank of New York Mellon (up 9%), and JPMorgan Chase (up 7%), all from the Financials sector, and Aetna (up 23%) from the Health Care sector. The Fund also received a class action settlement from a former holding, Household International, which contributed approximately 1% to the Fund's total return.

Davis Value Portfolio's investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. Davis Value Portfolio's principal risks are: common stock risk, depositary receipts risk, emerging market risk, fees and expenses risk, financial services risk, foreign country risk, foreign currency risk, headline risk, large-capitalization companies risk, manager risk, mid- and small-capitalization companies risk, and stock market risk. See the prospectus for a full description of each risk.
Past performance does not guarantee future results, Fund prices fluctuate, and the value of an investment may be worth more or less than the purchase price. Data provided in this performance overview is for the six-month period ended June 30, 2017, unless otherwise noted. Return figures for underlying Fund positions reflect the return of the security from the beginning of the period or the date of first purchase if subsequent thereto through the end of the period or the date the position is completely liquidated. The actual contribution to the Fund will vary based on a number of factors (e.g., trading activity, weighting). Portfolio holding information is as of the end of the six-month period, June 30, 2017, unless otherwise noted.
[1]
The companies included in the Standard & Poor's 500® Index are divided into eleven sectors. One or more industry groups make up a sector. For purposes of measuring concentration, the Fund generally classifies companies at the industry group or industry level. See the SAI for additional information regarding the Fund's concentration policy.

[2]
A company's or sector's contribution to or detraction from the Fund's performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

[3]
This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund's holdings of each company discussed.

DAVIS VALUE PORTFOLIO	Management's Discussion of Fund Performance – (Continued)

Comparison of a $10,000 investment in Davis Value Portfolio versus the Standard & Poor's 500® Index over 10 years for an investment made on June 30, 2007

Average Annual Total Return for periods ended June 30, 2017

Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Fund's Inception (07/01/99)	Gross Expense Ratio	Net Expense Ratio
Davis Value Portfolio	23.75%	13.27%	5.09%	5.71%	0.64%	0.64%
Standard & Poor's 500® Index	17.90%	14.63%	7.18%	5.17%

In 2017, the Fund received a class action settlement from a company it no longer owns. This settlement had a material impact on the investment performance of the Fund. This was a one-time event that is unlikely to be repeated.
The Standard & Poor's 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the Index.
The performance data for Davis Value Portfolio contained in this report represents past performance, assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Fund performance changes over time and current performance may be higher or lower than stated. The operating expense ratio may vary in future years. For more current information please call Davis Funds Investor Services at 1-800-279-0279.
Fund performance numbers are net of all Fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance included the effect of these additional charges, the return would be lower.

DAVIS VALUE PORTFOLIO	Fund Overview
June 30, 2017 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund's 06/30/17 Net Assets)		(% of 06/30/17 Stock Holdings)

			Fund	S&P 500®
Common Stock (U.S.)	86.80%	Diversified Financials	18.12%	5.26%
Common Stock (Foreign)	8.14%	Information Technology	14.91%	22.25%
Preferred Stock (Foreign)	2.64%	Retailing	12.76%	5.47%
Short-Term Investments	2.66%	Banks	10.60%	6.50%
Other Assets & Liabilities	(0.24)%	Energy	10.05%	6.05%
	100.00%	Capital Goods	8.93%	7.38%
		Materials	6.83%	2.85%
		Health Care	5.83%	14.50%
		Automobiles & Components	3.55%	0.68%
		Insurance	2.58%	2.78%
		Food & Staples Retailing	1.82%	1.88%
		Transportation	1.76%	2.29%
		Media	1.69%	3.05%
		Other	0.57%	19.06%
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund's 06/30/17 Net Assets)

Alphabet Inc.*	Software & Services	7.84%
Amazon.com, Inc.	Retailing	6.94%
Wells Fargo & Co.	Banks	5.42%
Berkshire Hathaway Inc., Class A	Diversified Financial Services	5.01%
JPMorgan Chase & Co.	Banks	4.93%
Bank of New York Mellon Corp.	Capital Markets	4.73%
American Express Co.	Consumer Finance	4.43%
Apache Corp.	Energy	4.40%
United Technologies Corp.	Capital Goods	3.93%
LafargeHolcim Ltd.	Materials	2.83%

*Alphabet Inc. holding includes Class A and Class C.

DAVIS VALUE PORTFOLIO	Expense Example (Unaudited)

As a shareholder of the Fund, you incur ongoing costs only, including advisory and administrative fees and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for the Fund is for the six-month period ended June 30, 2017. Please note that the Expense Example is general and does not reflect charges imposed by your insurance company's separate account or account specific costs, which may increase your total costs of investing in the Fund. If these charges or account specific costs were included in the Expense Example, the expenses would be higher.

Actual Expenses

The information represented in the row entitled "Actual" provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled "Hypothetical" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information in the row entitled "Hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (01/01/17)	Ending Account Value (06/30/17)	Expenses Paid During Period* (01/01/17-06/30/17)

Actual	$1,000.00	$1,093.41	$3.32
Hypothetical	$1,000.00	$1,021.62	$3.21

Hypothetical assumes 5% annual return before expenses.

* Expenses are equal to the Fund's annualized operating expense ratio (0.64%)**, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

** The expense ratio reflects the impact, if any, of certain reimbursements from the Adviser.

DAVIS VALUE PORTFOLIO	Schedule of Investments
June 30, 2017 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (94.94%)
CONSUMER DISCRETIONARY – (15.49%)
Automobiles & Components – (3.46%)
Adient PLC	77,943	$5,095,913
Delphi Automotive PLC	40,310	3,533,172
		8,629,085
Consumer Durables & Apparel – (0.56%)
Hunter Douglas N.V. (Netherlands)	16,389	1,395,478
Media – (1.65%)
Liberty Global PLC, LiLAC Class C *	20,595	440,939
Liberty Global PLC, Series C *	117,760	3,671,757
		4,112,696
Retailing – (9.82%)
Amazon.com, Inc. *	17,866	17,294,288
CarMax, Inc. *	50,420	3,179,485
Liberty Expedia Holdings, Inc., Series A *	6,473	349,671
Liberty Interactive Corp., Liberty Ventures, Series A *	9,709	507,684
Liberty Interactive Corp., QVC Group, Series A *	31,664	777,034
Liberty TripAdvisor Holdings Inc., Series A *	8,978	104,145
Priceline Group Inc. *	1,205	2,253,977
		24,466,284
	Total Consumer Discretionary	38,603,543
CONSUMER STAPLES – (1.78%)
Food & Staples Retailing – (1.78%)
Costco Wholesale Corp.	27,710	4,431,660
	Total Consumer Staples	4,431,660
ENERGY – (9.80%)
Apache Corp.	228,860	10,969,260
Cabot Oil & Gas Corp.	153,260	3,843,761
Encana Corp. (Canada)	580,840	5,111,392
Occidental Petroleum Corp.	75,320	4,509,408
	Total Energy	24,433,821
FINANCIALS – (30.54%)
Banks – (10.35%)
JPMorgan Chase & Co.	134,388	12,283,063
Wells Fargo & Co.	243,814	13,509,734
		25,792,797
Diversified Financials – (17.68%)
Capital Markets – (4.73%)
Bank of New York Mellon Corp.	230,910	11,781,028
Consumer Finance – (6.80%)
American Express Co.	130,999	11,035,356
Capital One Financial Corp.	71,740	5,927,159
		16,962,515
Diversified Financial Services – (6.15%)
Berkshire Hathaway Inc., Class A *	49	12,480,300
Visa Inc., Class A	30,340	2,845,285
		15,325,585
		44,069,128

DAVIS VALUE PORTFOLIO	Schedule of Investments - (Continued)
June 30, 2017 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (2.51%)
Multi-line Insurance – (1.26%)
Fairfax Financial Holdings Ltd. (Canada)	650	$281,353
Loews Corp.	61,010	2,855,878
		3,137,231
Property & Casualty Insurance – (1.25%)
Chubb Ltd.	13,480	1,959,722
Markel Corp. *	1,200	1,171,032
		3,130,754
		6,267,985
	Total Financials	76,129,910
HEALTH CARE – (5.68%)
Health Care Equipment & Services – (5.68%)
Aetna Inc.	44,230	6,715,441
Express Scripts Holding Co. *	48,230	3,079,003
UnitedHealth Group Inc.	23,610	4,377,767
	Total Health Care	14,172,211
INDUSTRIALS – (10.43%)
Capital Goods – (8.71%)
Johnson Controls International PLC	150,439	6,523,035
Orascom Construction Ltd. (United Arab Emirates)*	14,625	95,063
Safran S.A. (France)	57,960	5,311,807
United Technologies Corp.	80,160	9,788,338
		21,718,243
Transportation – (1.72%)
FedEx Corp.	19,740	4,290,094
	Total Industrials	26,008,337
INFORMATION TECHNOLOGY – (14.55%)
Semiconductors & Semiconductor Equipment – (2.03%)
Texas Instruments Inc.	65,770	5,059,686
Software & Services – (12.52%)
Alphabet Inc., Class A *	8,500	7,902,280
Alphabet Inc., Class C *	12,803	11,634,470
CommerceHub, Inc., Series A *	1,618	28,185
CommerceHub, Inc., Series C *	3,236	56,436
Facebook Inc., Class A *	41,310	6,236,984
Fang Holdings Ltd., Class A, ADR (China)*	107,690	399,530
Microsoft Corp.	41,190	2,839,227
Oracle Corp.	42,200	2,115,908
		31,213,020
	Total Information Technology	36,272,706
MATERIALS – (6.67%)
Axalta Coating Systems Ltd. *	70,870	2,270,675
Ecolab Inc.	16,460	2,185,065
LafargeHolcim Ltd. (Switzerland)	123,036	7,064,218
OCI N.V. (Netherlands)*	29,250	643,770

DAVIS VALUE PORTFOLIO	Schedule of Investments - (Continued)
June 30, 2017 (Unaudited)

		Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
MATERIALS – (CONTINUED)
	Praxair, Inc.	33,590	$4,452,354
		Total Materials	16,616,082
	TOTAL COMMON STOCK – (Identified cost $132,773,125)		236,668,270
PREFERRED STOCK – (2.64%)
CONSUMER DISCRETIONARY – (2.64%)
Retailing – (2.64%)
	Didi Chuxing Joint Co., Series A (China)*(a)	128,944	6,567,388
	TOTAL PREFERRED STOCK – (Identified cost $3,959,579)		6,567,388
SHORT-TERM INVESTMENTS – (2.66%)
	INTL FCStone Financial Inc. Joint Repurchase Agreement, 1.08%, 07/03/17, dated 06/30/17, repurchase value of $755,068 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.00%-9.00%, 09/15/17-05/01/47, total market value $770,100)	$755,000	755,000
	Mizuho Securities USA Inc. Joint Repurchase Agreement, 1.10%, 07/03/17, dated 06/30/17, repurchase value of $446,041 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 4.00%, 07/01/46-06/01/47, total market value $454,920)	446,000	446,000
	Nomura Securities International, Inc. Joint Repurchase Agreement, 1.13%, 07/03/17, dated 06/30/17, repurchase value of $4,532,427 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%-4.50%, 02/01/46-07/20/46, total market value $4,622,640)	4,532,000	4,532,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 1.27%, 07/03/17, dated 06/30/17, repurchase value of $906,096 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.71%-4.00%, 04/01/25-07/01/47, total market value $924,120)	906,000	906,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $6,639,000)		6,639,000
	Total Investments – (100.24%) – (Identified cost $143,371,704) – (b)		249,874,658
	Liabilities Less Other Assets – (0.24%)		(590,795)
	Net Assets – (100.00%)		$249,283,863

ADR: American Depositary Receipt

*	Non-income producing security.

(a)	Restricted Security – See Note 7 of the Notes to Financial Statements.

(b)	Aggregate cost for federal income tax purposes is $144,973,232. At June 30, 2017, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation		$111,002,155
	Unrealized depreciation		(6,100,729)
	Net unrealized appreciation		$104,901,426

See Notes to Financial Statements

DAVIS VALUE PORTFOLIO	Statement of Assets and Liabilities
At June 30, 2017 (Unaudited)

ASSETS:
Investments in securities at value* (see accompanying Schedule of Investments)	$249,874,658
Cash	1,814
Receivables:
Capital stock sold	7,009
Dividends and interest	123,719
Investment securities sold	486,342
Prepaid expenses	3,325
Total assets	250,496,867
LIABILITIES:
Payables:
Capital stock redeemed	132,531
Investment securities purchased	923,362
Accrued investment advisory fee	116,674
Other accrued expenses	40,437
Total liabilities	1,213,004
NET ASSETS	$249,283,863
SHARES OUTSTANDING	25,041,317
NET ASSET VALUE, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$9.95
NET ASSETS CONSIST OF:
Par value of shares of capital stock	$25,041
Additional paid-in capital	132,736,387
Undistributed net investment income	1,415,709
Accumulated net realized gains from investments and foreign currency transactions	8,603,823
Net unrealized appreciation on investments and foreign currency transactions	106,502,903
Net Assets	$249,283,863

*Including:
Cost of investments	$143,371,704

See Notes to Financial Statements

DAVIS VALUE PORTFOLIO	Statement of Operations
For the six months ended June 30, 2017 (Unaudited)

INVESTMENT INCOME:
Income:
Dividends*		$1,937,759
Interest		27,931
Net securities lending fees		374
Total income		1,966,064
Expenses:
Investment advisory fees (Note 3)	$685,716
Custodian fees	23,558
Transfer agent fees	7,341
Audit fees	11,104
Legal fees	4,519
Accounting fees (Note 3)	4,998
Reports to shareholders	9,000
Directors' fees and expenses	38,928
Registration and filing fees	110
Miscellaneous	11,997
Total expenses		797,271
Net investment income		1,168,793
REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from:
Investment transactions		3,643,433
Foreign currency transactions		(3,431)
Net realized gain		3,640,002
Net increase in unrealized appreciation		17,861,935
Net realized and unrealized gain on investments and foreign currency transactions		21,501,937
Net increase in net assets resulting from operations		$22,670,730

*Net of foreign taxes withheld of		$16,459

See Notes to Financial Statements

DAVIS VALUE PORTFOLIO	Statements of Changes in Net Assets

	Six months ended June 30, 2017 (Unaudited)	Year ended December 31, 2016
OPERATIONS:
Net investment income	$1,168,793	$2,253,875
Net realized gain from investments and foreign currency transactions	3,640,002	38,173,563
Net increase (decrease) in unrealized appreciation on investments and foreign currency transactions	17,861,935	(10,137,576)
Net increase in net assets resulting from operations	22,670,730	30,289,862
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	–	(2,999,577)
Realized gains from investment transactions	–	(35,925,163)
CAPITAL SHARE TRANSACTIONS:
Net decrease in net assets resulting from capital share transactions (Note 4)	(22,730,230)	(63,768,076)
Total decrease in net assets	(59,500)	(72,402,954)
NET ASSETS:
Beginning of period	249,343,363	321,746,317
End of period*	$249,283,863	$249,343,363

*Including undistributed net investment income of	$1,415,709	$246,916

See Notes to Financial Statements

DAVIS VALUE PORTFOLIO	Notes to Financial Statements
June 30, 2017 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a separate series of Davis Variable Account Fund, Inc. (a Maryland corporation), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund follows the reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. Only insurance companies, for the purpose of funding variable annuity or variable life insurance contracts, may purchase shares of the Fund. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange ("Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. ("Davis Advisors" or "Adviser"), the Fund's investment adviser, identifies as a significant event occurring before the Fund's assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Fund's Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser's portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer's industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security's fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security's value would be if a reliable market quotation of the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Fund's Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined. Fair valuation methods used by the Fund may include, but are not limited to, valuing securities initially at cost (excluding commissions) and subsequently adjusting the value due to: additional transactions by the issuer, changes in company specific fundamentals, and changes in the value of similar securities. Values may be further adjusted for any discounts related to security-specific resale restrictions.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Fund's valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

DAVIS VALUE PORTFOLIO	Notes to Financial Statements – (Continued)
June 30, 2017 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Fair Value Measurements - (Continued)

The following is a summary of the inputs used as of June 30, 2017 in valuing the Fund's investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Equity securities:
Consumer Discretionary	$38,603,543	$–	$6,567,388	$45,170,931
Consumer Staples	4,431,660	–	–	4,431,660
Energy	24,433,821	–	–	24,433,821
Financials	76,129,910	–	–	76,129,910
Health Care	14,172,211	–	–	14,172,211
Industrials	26,008,337	–	–	26,008,337
Information Technology	36,272,706	–	–	36,272,706
Materials	16,616,082	–	–	16,616,082
Short-term securities	–	6,639,000	–	6,639,000
Total Investments	$236,668,270	$6,639,000	$6,567,388	$249,874,658

There were no transfers of investments between Level 1 and Level 2 of the fair value hierarchy during the six months ended June 30, 2017.

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the six months ended June 30, 2017:

Investment Securities:
Beginning balance	$4,929,155
Net increase in unrealized appreciation	1,638,233
Ending balance	$6,567,388

Net increase in unrealized appreciation during the period on Level 3 securities still held at June 30, 2017 and included in the change in net assets for the period	$1,638,233

There were no transfers of investments into or out of Level 3 of the fair value hierarchy during the period. Realized and unrealized gains (losses) are included in the related amounts on investments in the Statement of Operations.

The following table is a summary of those assets in which significant unobservable inputs (Level 3), if any, were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

Assets Table
	Fair Value at	Valuation	Unobservable
Investments at Value	June 30, 2017	Technique	Input	Amount
Preferred Stock	$6,567,388	Market Approach	Transaction Price	$50.9321

The significant unobservable input listed in the table above is attributable to a private security and includes assumptions made from a private transaction, and if changed, would affect the fair value of the Fund's investment. An increase in this input would result in a higher fair value measurement. A decrease in the input would have the opposite effect.

DAVIS VALUE PORTFOLIO	Notes to Financial Statements – (Continued)
June 30, 2017 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Master Repurchase Agreements - The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar based upon the mean between the bid and offered quotations of the currencies against U.S. Dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

Foreign Currency - The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. Dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Fund includes foreign currency gains and losses realized on the sales of investments together with market gains and losses on such investments in the Statement of Operations.

Federal Income Taxes - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. The Adviser analyzed the Fund's tax positions taken on federal and state income tax returns for all open tax years and concluded that as of June 30, 2017, no provision for income tax is required in the Fund's financial statements related to these tax positions. The Fund's federal and state (Arizona) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2013.

Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments may differ for financial statement and tax purposes primarily due to differing treatments of wash sales, corporate actions, Directors' deferred compensation payments, and foreign currency transactions. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund. The Fund adjusts certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules.

DAVIS VALUE PORTFOLIO	Notes to Financial Statements – (Continued)
June 30, 2017 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Indemnification - Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, some of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Directors Fees and Expenses - The Fund set up a Rabbi Trust to provide for the deferred compensation plan for Independent Directors that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director's account is based upon years of service and fees paid to each Director during the years of service. The amount paid to the Director by the Trust under the plan will be determined based upon the performance of the Davis Funds in which the amounts are invested.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of investment securities (excluding short-term securities) during the six months ended June 30, 2017 were $9,214,414 and $24,852,988, respectively.

NOTE 3 - FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES)

Davis Selected Advisers-NY, Inc. ("DSA-NY"), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. DSA-NY performs research and portfolio management services for the Fund under a Sub-Advisory Agreement with the Adviser. The Fund pays no fees directly to DSA-NY.

All officers of the Fund (including Interested Directors) hold positions as executive officers with the Adviser or its affiliates.

Investment Advisory Fees - Advisory fees are paid monthly to the Adviser at an annual rate of 0.55% of the Fund's average net assets. The Adviser is contractually committed to waive fees and/or reimburse the Fund's expenses to the extent necessary to cap total annual Fund operating expenses at 1.00%.

Accounting Fees - State Street Bank and Trust Company ("State Street Bank") is the Fund's primary accounting provider. Fees for accounting services are included in the custodian fees as State Street Bank also serves as the Fund's custodian. The Adviser is also paid for certain accounting services. The fee paid to the Adviser for these services during the six months ended June 30, 2017 amounted to $4,998.

DAVIS VALUE PORTFOLIO	Notes to Financial Statements – (Continued)
June 30, 2017 (Unaudited)

NOTE 4 - CAPITAL STOCK

At June 30, 2017, there were 500 million shares of capital stock ($0.001 par value per share) authorized. Transactions in capital stock were as follows:

	Six months ended June 30, 2017 (Unaudited)
	Sold	Reinvestment of Distributions	Redeemed	Net Decrease

Shares:	258,202	–	(2,632,308)	(2,374,106)
Value:	$2,460,829	$–	$(25,191,059)	$(22,730,230)

	Year ended December 31, 2016
	Sold	Reinvestment of Distributions	Redeemed	Net Decrease

Shares:	1,289,497	4,249,426	(11,578,576)	(6,039,653)
Value:	$11,917,809	$38,924,739	$(114,610,624)	$(63,768,076)

NOTE 5 - BANK BORROWINGS

The Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings of up to $50 million, collectively. Interest is charged based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the one month LIBOR Rate, plus 1.25%. The Fund had no borrowings during the six months ended June 30, 2017.

NOTE 6 - SECURITIES LOANED

The Fund has entered into a securities lending arrangement with State Street Bank. Under the terms of the agreement, the Fund receives fee income from lending transactions; in exchange for such fees, State Street Bank is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal to the value of the securities loaned. As of June 30, 2017, the Fund did not have any securities on loan. The Fund bears the risk of any deficiency in the amount of the collateral available for return to a borrower due to a loss in an approved investment.

NOTE 7 - RESTRICTED SECURITIES

Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Board of Directors. The aggregate value of restricted securities amounted to $6,567,388 or 2.64% of the Fund's net assets as of June 30, 2017. Information regarding restricted securities is as follows:

Security	Initial Acquisition Date	Shares	Cost per Share	Valuation per Share as of June 30, 2017
Didi Chuxing Joint Co., Series A, Pfd.	07/27/15	128,944	$30.7077	$50.9321

DAVIS VALUE PORTFOLIO	Financial Highlights

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

	Six months ended June 30, 2017	Year ended December 31,
	(Unaudited)	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$9.10	$9.62	$11.32	$13.48	$10.93	$10.47
Income from Investment Operations:
Net Investment Income	0.04[a]	0.07[a]	0.10	0.12	0.12	0.20
Net Realized and Unrealized Gains	0.81	1.09	0.10	0.73	3.53	1.16
Total from Investment Operations	0.85	1.16	0.20	0.85	3.65	1.36
Dividends and Distributions:
Dividends from Net Investment Income	–	(0.13)	(0.09)	(0.13)	(0.12)	(0.19)
Distributions from Realized Gains	–	(1.55)	(1.81)	(2.88)	(0.98)	(0.71)
Total Dividends and Distributions	–	(1.68)	(1.90)	(3.01)	(1.10)	(0.90)
Net Asset Value, End of Period	$9.95	$9.10	$9.62	$11.32	$13.48	$10.93
Total Return[b]	9.34%[c]	11.88%	1.60%	6.06%	33.43%	13.08%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$249,284	$249,343	$321,746	$365,125	$396,251	$345,556
Ratio of Expenses to Average Net Assets:
Gross	0.64%[d]	0.62%	0.62%	0.62%	0.62%	0.64%
Net[e]	0.64%[d]	0.62%	0.62%	0.62%	0.62%	0.64%
Ratio of Net Investment Income to Average Net Assets	0.94%[d]	0.78%	0.86%	0.82%	0.84%	1.63%
Portfolio Turnover Rate[f]	4%	18%	27%	26%	10%	10%

a	Per share calculations were based on average shares outstanding for the period.

b
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one year and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

c
In 2017, the Fund received a class action settlement from a company it no longer owns. This settlement had a material impact on the investment performance of the Fund. This was a one-time event that is unlikely to be repeated.

d	Annualized.

e	The Net Ratio of Expenses to Average Net Assets reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements.

f
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

See Notes to Financial Statements

DAVIS VALUE PORTFOLIO	Director Approval of Advisory Agreements (Unaudited)

Process of Annual Review

The Board of Directors of the Davis Funds oversees the management of each Davis Fund and, as required by law, determines annually whether to approve the continuance of each Davis Fund's advisory agreement with Davis Selected Advisers, L.P. and sub-advisory agreement with Davis Selected Advisers-NY, Inc. (jointly "Davis Advisors" and "Advisory Agreements").

With the assistance of counsel to the Independent Directors, the Independent Directors undertook a comprehensive review process in anticipation of their annual contract review meeting, held in March 2017. As part of this process, Davis Advisors provided the Independent Directors with material (including recent investment performance data) that was responsive to questions submitted to Davis Advisors by the Independent Directors. At this meeting, the Independent Directors reviewed and evaluated all information which they deemed reasonably necessary under the circumstances and were provided guidance by their independent counsel. In reaching their decision, the Independent Directors also took into account information furnished to them throughout the year and otherwise provided to them during their quarterly meetings or through other prior communications. The Independent Directors concluded that they had been supplied with sufficient information and data to analyze the Advisory Agreements and that their questions had been sufficiently answered by Davis Advisors. Upon completion of this review, the Independent Directors found that the terms of the Advisory Agreements were fair and reasonable and that continuation of the Advisory Agreements was in the best interest of Davis Value Portfolio and its shareholders.

Reasons the Independent Directors Approved Continuation of the Advisory Agreements

The Independent Directors' determinations were based upon a comprehensive consideration of all information provided to them, and they did not identify any single item or piece of information as the controlling factor. Each Independent Director did not necessarily attribute the same weight to each factor. The following facts and conclusions were important, but not exclusive, to the Independent Directors' recommendation to renew the Advisory Agreements.

The Independent Directors considered the investment performance of the Fund on an absolute basis, as well as relative to its benchmark and other comparable funds. The Independent Directors not only considered the investment performance of the Fund, but also the full range and quality of services provided by Davis Advisors to the Fund and its shareholders, including whether the Fund:

1.	Achieves satisfactory investment results over the long-term, after all costs;
2.
Efficiently and effectively handles shareholder transactions, inquiries, requests, and records, provides quality accounting, legal, and compliance services, and oversees third-party service providers; and

3.	Fosters healthy investor behavior.

Davis Advisors is reimbursed a portion of its costs in providing some, but not all, of these services.

A shareholder's ultimate return is the product of a fund's results, as well as the shareholder's behavior, specifically, in selecting when to invest or redeem. The Independent Directors concluded that, through its actions and communications, Davis Advisors has attempted to have a meaningful, positive impact on investor behavior.

Davis Advisors (and its affiliates) and members of the Davis family are some of the largest shareholders in the Davis Funds. The Independent Directors considered that this investment tends to align Davis Advisors' and the Davis family's interests with other shareholders, as they face the same risks, pay the same fees, and are motivated to achieve satisfactory long-term returns.

The Independent Directors noted the importance of reviewing quantitative measures, but recognized that qualitative factors are also important in assessing whether Davis Funds' shareholders are likely to be well served by the renewal of the Advisory Agreements. They noted both the value and shortcomings of purely quantitative measures, including the data provided by independent service providers, and concluded that, while such measures and data may be informative, the judgment of the Independent Directors must take many factors into consideration in representing the shareholders of the Davis Funds, including those listed below. In connection with reviewing comparative performance information, the Independent Directors generally give greater weight to longer-term measurements.

DAVIS VALUE PORTFOLIO	Director Approval of Advisory Agreements
(Unaudited) – (Continued)

Reasons the Independent Directors Approved Continuation of the Advisory Agreements – (Continued)

The Independent Directors noted that Davis Advisors employs a disciplined, company-specific, research-driven, businesslike, long-term investment philosophy. The Independent Directors considered the quality of Davis Advisors' investment process, as well as the experience, capability, and integrity of its senior management and other personnel.

The Independent Directors recognized Davis Advisors' (i) efforts to minimize transaction costs by generally having a long-term time horizon and low portfolio turnover; (ii) record of generally producing satisfactory results over longer-term periods; (iii) efforts towards fostering healthy investor behavior by, among other things, providing informative and substantial educational material; and (iv) efforts to promote shareholder interests by actively speaking out on corporate governance issues.

The Independent Directors assessed (i) comparative fee and expense information for other funds, as selected and analyzed by a nationally recognized independent service provider; (ii) information regarding fees charged by Davis Advisors to other advisory clients, including funds which it sub-advises, and private accounts, as well as the differences in the services provided to such other clients; and (iii) the fee schedule of the Fund, including an assessment of competitive fee schedules.

The Independent Directors reviewed (i) the management fee schedule for the Fund; (ii) profitability of the Fund to Davis Advisors; (iii) the extent to which economies of scale might be realized if the Fund's net assets increase; and (iv) whether the fee schedule should reflect those potential economies of scale, at this time. The Independent Directors considered the nature, quality, and extent of the services being provided to the Fund and the costs incurred by Davis Advisors in providing such services. The Independent Directors considered various potential benefits that Davis Advisors may receive in connection with the services it provides under the Advisory Agreements with the Fund, including a review of portfolio brokerage practices. The Independent Directors noted that Davis Advisors does not use client commissions to pay for publications, both paper based or electronic, that are available to the general public or for research reports that are created by parties other than the broker-dealers providing trade execution, clearing and/or settlement services to the Fund.

The Independent Directors compared the fees paid to Davis Advisors by the Davis Funds with those paid by Davis Advisors' sub-advised clients, private account clients, and managed money/wrap clients. To the extent sub-advised or private account fees were lower than fees paid by the Funds, the Independent Directors noted that the range of services provided to the Funds is more extensive, with greater risks associated with operating SEC registered, publicly traded mutual funds. Serving as the primary adviser for mutual funds is more work because of the complex overlay of regulatory, tax, and accounting issues, which are unique to mutual funds. In addition, the operational work required to service shareholders is more extensive because of the significantly greater number of shareholders, and managing trading is more complex because of more frequent fund flows. With respect to risk, not only has regulation become more complex and burdensome, but the scrutiny of regulators and shareholders has become more intense. The Independent Directors concluded that reasonable justifications existed for the differences between the fee rates for Davis Funds and Davis Advisors' other lines of business.

The Independent Directors noted that Davis Value Portfolio outperformed its benchmark, the Standard & Poor's 500® Index ("S&P 500®"), over the one-year time period and since its inception on July 1, 1999, but underperformed the S&P 500® over the three-, five-, and ten-year time periods, all periods ended February 28, 2017.

Broadridge, an independent service provider, presented a report to the Independent Directors that compared the Fund to all Lipper large-cap core funds underlying variable insurance products (the "Performance Universe Average"), as well as the relevant Lipper Index. The report indicated that the Fund outperformed the Performance Universe Average and Lipper Index over the one- and two-year time periods, but underperformed both over the three-, four-, five-, and ten-year time periods, all periods ended December 31, 2016.

The Independent Directors also reviewed the Fund's performance when measured over rolling five- and ten-year time frames. The Fund outperformed the S&P 500® in 5 out of 13 rolling five-year time periods and outperformed the Morningstar U.S. Insurance Large Blend category in 6 out of 13 rolling five-year time periods, all periods ended December 31 for each year from 2004 through 2016. The Fund outperformed the S&P 500® and the Morningstar U.S. Insurance Large Blend category in 3 out of 8 rolling ten-year time periods, all periods ended December 31 for each year from 2009 through 2016.

The Independent Directors considered Davis Value Portfolio's management fee and total expense ratio. They observed that both were reasonable and below the average and median of its peer group, as determined by Broadridge. The Independent Directors also noted that the Adviser has capped expenses through March 1, 2018.

DAVIS VALUE PORTFOLIO	Director Approval of Advisory Agreements
(Unaudited) – (Continued)

Approval of Advisory Agreements

The Independent Directors concluded that Davis Advisors had provided Davis Value Portfolio and its shareholders a reasonable level of both investment and non-investment services. The Independent Directors further concluded that shareholders have received a significant benefit from Davis Advisors' shareholder-oriented approach, as well as the execution of its investment discipline.

The Independent Directors determined that the advisory fee for Davis Value Portfolio was reasonable in light of the nature, quality, and extent of the services being provided to the Fund, the costs incurred by Davis Advisors in providing such service, and in comparison to the range of the average advisory fees of its peer group, as determined by an independent service provider. The Independent Directors found that the terms of the Advisory Agreements are fair and reasonable and that continuation of the Advisory Agreements is in the best interest of the Fund and its shareholders. The Independent Directors and the full Board of Directors therefore voted to continue the Advisory Agreements.

DAVIS VALUE PORTFOLIO	Directors and Officers

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Each Director serves until their retirement, resignation, death, or removal. Subject to exceptions and exemptions, which may be granted by the Independent Directors, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-eight (78).

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios Overseen	Other Directorships

Independent Directors

Marc P. Blum (09/09/42)	Director	Director since 1986	Chief Executive Officer, World Total Return Fund, LLLP; of Counsel to Gordon Feinblatt LLC (law firm).	13	Director, Rodney Trust Company (trust and asset management company).

John S. Gates Jr. (08/02/53)	Director	Director since 2007	Chairman and Chief Executive Officer of PortaeCo LLC (private investment company).	13	Director, Care Capital Properties (REIT); Trustee, DCT Industrial Trust (REIT); Director, Miami Corp. (diversified investment company).

Thomas S. Gayner (12/16/61)	Director/ Chairman	Director since 2004/Chairman since 2009	Co-CEO and Director, Markel Corp. (diversified financial holding company).	13
Director, Markel Corp.
(diversified financial holding
company); Director, Graham
Holdings Company
(educational and media
company); Director, Colfax
Corp. (engineering and
manufacturer of pumps and
fluid handling equipment);
Director, Cable ONE Inc.
(cable service provider).

Samuel H. Iapalucci (07/19/52)	Director	Director since 2006	Retired; Executive Vice President and Chief Financial Officer, CH2M- HILL Companies, Ltd. (engineering) until 2008.	13	none

Robert P. Morgenthau (03/22/57)	Director	Director since 2002	Principal, Spears Abacus Advisors, LLC (investment management firm) since 2011; Chairman, NorthRoad Capital Management, LLC (investment management firm) 2002-2011.	13	none

Marsha C. Williams (03/28/51)	Director	Director since 1999	Retired; Senior Vice President and Chief Financial Officer, Orbitz Worldwide, Inc. (travel-service provider) 2007-2010.	13
Lead Independent Director,
Modine Manufacturing
Company (heat transfer
technology); Director, Chicago
Bridge & Iron Company, N.V.
(industrial construction and
engineering);
Chairman/Director, Fifth Third
Bancorp (diversified financial
services).

DAVIS VALUE PORTFOLIO	Directors and Officers – (Continued)

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios Overseen	Other Directorships

Interested Directors*

Andrew A. Davis (06/25/63)	Director	Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.	16	Director, Selected Funds (consisting of two portfolios) since 1998; Trustee, Clipper Funds Trust (consisting of one portfolio) since 2014.

Christopher C. Davis (07/13/65)	Director	Director since 1997	President or Vice President of each Davis Fund, Selected Fund, Clipper Fund, and Davis Fundamental ETF; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser, including sole member of the Adviser's general partner, Davis Investments, LLC.	16
Director, Selected Funds
(consisting of two portfolios)
since 1998; Trustee, Clipper
Funds Trust (consisting of one
portfolio) since 2014; Director,
Graham Holdings Company
(educational and media
company).

* Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be "interested persons" of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

Officers

Andrew A. Davis (born 06/25/63, Davis Funds officer since 1997). See description in the section on Interested Directors.

Christopher C. Davis (born 07/13/65, Davis Funds officer since 1997). See description in the section on Interested Directors.

Kenneth C. Eich (born 08/14/53, Davis Funds officer since 1997). Executive Vice President and Principal Executive Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Trustee/Chairman, Executive Vice President, and Principal Executive Officer of Davis Fundamental ETF Trust (consisting of three portfolios); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Douglas A. Haines (born 03/04/71, Davis Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of three portfolios); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.

Sharra L. Haynes (born 09/25/66, Davis Funds officer since 1997). Vice President and Chief Compliance Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of three portfolios); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Ryan M. Charles (born 07/25/78, Davis Funds officer since 2014). Vice President and Secretary of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of three portfolios); Vice President, Chief Legal Officer, and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

DAVIS VALUE PORTFOLIO

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as "Davis Advisors")
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Transfer Agent
Boston Financial Data Services, Inc.
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Counsel
Greenberg Traurig, LLP
77 West Wacker Drive, Suite 3100
Chicago, Illinois 60601

Independent Registered Public Accounting Firm
KPMG LLP
1225 Seventeenth Street, Suite 800
Denver, Colorado 80202

For more information about Davis Value Portfolio, including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report. The Fund's Statement of Additional Information contains additional information about the Fund's Directors and is available without charge, upon request, by calling 1-800-279-0279 and on the Fund's website at www.davisfunds.com. Quarterly Fact Sheets are available on the Fund's website at www.davisfunds.com.

Davis Financial Portfolio

(part of Davis Variable Account Fund, Inc.)

June 30, 2017

SEMI-ANNUAL REPORT

Over 45 Years of Reliable Investing™

DAVIS FINANCIAL PORTFOLIO	Table of Contents

This Semi-Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Financial Portfolio prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

Shares of Davis Financial Portfolio are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

Portfolio Proxy Voting Policies and Procedures
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund's website at www.davisfunds.com, and (iii) on the SEC's website at www.sec.gov.

In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund's website at www.davisfunds.com, and (iii) on the SEC's website at www.sec.gov.

Form N-Q
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available without charge, upon request, by calling 1-800-279-0279, on the Fund's website at www.davisfunds.com, and on the SEC's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DAVIS FINANCIAL PORTFOLIO	Management's Discussion of Fund Performance

Performance Overview
Davis Financial Portfolio underperformed the Standard & Poor's 500® Index ("S&P 500®") for the six-month period ended June 30, 2017 (the "period"). The Fund delivered a total return of 8.91%, versus a 9.34% return for the S&P 500®. The Fund's Financials sector holdings outperformed the S&P 500® Financials sector1 holdings (up 9%, compared to up 8%). Only two sectors within the S&P 500® reported negative performance, Energy (down 13%) and Telecommunication Services (down 11%). The third-weakest, but still positive, performing sector was Real Estate (up 6%). The sectors within the S&P 500® that reported the strongest performance were Information Technology (up 17%), Health Care (up 16%), and Consumer Discretionary (up 11%).

Detractors from Performance
For the period, only three securities in the Fund reported negative performance2. The Fund's Diversified Financial holdings included the overall top two detractors for the period, Goldman Sachs3 (down 7%) and Capital One Financial (down 4%), respectively. The third overall detractor was American International Group (down 3%) from the Insurance industry group.

The Fund has the flexibility to invest a portion of net assets in non-financial securities. During the period, the Fund had 4% of average net assets in Information Technology holdings, which detracted from performance when compared with the S&P 500® sector. The Fund's Information Technology holdings underperformed the S&P 500® (up 15%, compared to up 17%). Cielo (up 6%) was a weak performer.

Two of the Fund's top ten holdings were weak performers, Loews (up less than 1%) from the Insurance industry group and U.S. Bancorp (up 2%) from the Banks industry group.

Given the strong market over the period, the Fund's average weighting in Short-Term Investments (5%) was a key detractor when compared to the S&P 500®.

Contributors to Performance
Diversified Financial companies represented the largest industry group in the Fund and were the most significant contributor to performance on an absolute basis. The Fund's Diversified Financial holdings were up about 10%, compared to up 8% for the S&P 500® Diversified Financials industry group. Visa (up 21%) was the Fund's overall top contributor for the period. American Express (up 15%), S&P Global (up 37%), Bank of New York Mellon (up 9%), and State Street (up 16%) were all strong performers.

Insurance companies also helped performance on an absolute basis. The Fund's Insurance holdings performed in-line with the S&P 500® Insurance industry group (both up 9%). Everest Re Group (up 19%), Chubb (up 11%), and Marsh & McLennan (up 16%) were key contributors.

Additional contributors included DBS Group Holdings (up 27%) from the Banks industry group and Alphabet (up 18%) from the Information Technology sector.

The Fund had approximately 8% of its average net assets invested in foreign securities. As a whole, the Fund's foreign holdings outperformed its domestic holdings (up 24%, compared to up 8%).

Davis Financial Portfolio's investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. Davis Financial Portfolio's principal risks are: common stock risk, credit risk, depositary receipts risk, emerging market risk, fees and expenses risk, financial services risk, foreign country risk, foreign currency risk, headline risk, interest rate sensitivity risk, large-capitalization companies risk, manager risk, mid- and small-capitalization companies risk, and stock market risk. See the prospectus for a full description of each risk.

Davis Financial Portfolio concentrates its investments in the financial sector, and it may be subject to greater risks than a fund that does not concentrate its investments in a particular sector. The Fund's investment performance, both good and bad, is expected to reflect the economic performance of the financial sector more than a fund that does not concentrate its portfolio.

Past performance does not guarantee future results, Fund prices fluctuate, and the value of an investment may be worth more or less than the purchase price. Data provided in this performance overview is for the six-month period ended June 30, 2017, unless otherwise noted. Return figures for underlying Fund positions reflect the return of the security from the beginning of the period or the date of first purchase if subsequent thereto through the end of the period or the date the position is completely liquidated. The actual contribution to the Fund will vary based on a number of factors (e.g., trading activity, weighting). Portfolio holding information is as of the end of the six-month period, June 30, 2017, unless otherwise noted.

[1]
The companies included in the Standard & Poor's 500® Index are divided into eleven sectors. One or more industry groups make up a sector. For purposes of measuring concentration, the Fund generally classifies companies at the industry group or industry level. See the SAI for additional information regarding the Fund's concentration policy.

[2]
A company's or sector's contribution to or detraction from the Fund's performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

[3]
This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund's holdings of each company discussed.

2

DAVIS FINANCIAL PORTFOLIO	Management's Discussion of Fund Performance – (Continued)

Comparison of a $10,000 investment in Davis Financial Portfolio versus the Standard & Poor's 500® Index over 10 years for an investment made on June 30, 2007

Average Annual Total Return for periods ended June 30, 2017

Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Fund's Inception (07/01/99)	Gross Expense Ratio	Net Expense Ratio
Davis Financial Portfolio	29.39%	14.97%	4.63%	5.80%	0.70%	0.70%
Standard & Poor's 500® Index	17.90%	14.63%	7.18%	5.17%

The Standard & Poor's 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the Index.
The performance data for Davis Financial Portfolio contained in this report represents past performance, assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Fund performance changes over time and current performance may be higher or lower than stated. The operating expense ratio may vary in future years. For more current information please call Davis Funds Investor Services at 1-800-279-0279.
Fund performance numbers are net of all Fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance included the effect of these additional charges, the return would be lower.

3

DAVIS FINANCIAL PORTFOLIO	Fund Overview
June 30, 2017 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund's 06/30/17 Net Assets)		(% of 06/30/17 Stock Holdings)

			Fund	S&P 500®
Common Stock (U.S.)	88.61%	Diversified Financials	48.81%	5.26%
Common Stock (Foreign)	7.66%	Insurance	26.31%	2.78%
Short-Term Investments	3.91%	Banks	20.94%	6.50%
Other Assets & Liabilities	(0.18)%	Information Technology	3.90%	22.25%
	100.00%	Capital Goods	0.04%	7.38%
		Health Care	–	14.50%
		Energy	–	6.05%
		Retailing	–	5.47%
		Food, Beverage & Tobacco	–	5.26%
		Utilities	–	3.16%
		Other	–	21.39%
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund's 06/30/17 Net Assets)

Berkshire Hathaway Inc., Class A	Diversified Financial Services	6.62%
American Express Co.	Consumer Finance	6.29%
JPMorgan Chase & Co.	Banks	5.61%
Markel Corp.	Property & Casualty Insurance	5.50%
Bank of New York Mellon Corp.	Capital Markets	5.31%
Wells Fargo & Co.	Banks	4.89%
Capital One Financial Corp.	Consumer Finance	4.81%
Visa Inc., Class A	Diversified Financial Services	4.49%
Loews Corp.	Multi-line Insurance	4.34%
U.S. Bancorp	Banks	4.32%

4

DAVIS FINANCIAL PORTFOLIO	Expense Example (Unaudited)

As a shareholder of the Fund, you incur ongoing costs only, including advisory and administrative fees and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for the Fund is for the six-month period ended June 30, 2017. Please note that the Expense Example is general and does not reflect charges imposed by your insurance company's separate account or account specific costs, which may increase your total costs of investing in the Fund. If these charges or account specific costs were included in the Expense Example, the expenses would be higher.

Actual Expenses

The information represented in the row entitled "Actual" provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled "Hypothetical" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information in the row entitled "Hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (01/01/17)	Ending Account Value (06/30/17)	Expenses Paid During Period* (01/01/17-06/30/17)

Actual	$1,000.00	$1,089.09	$3.63
Hypothetical	$1,000.00	$1,021.32	$3.51

Hypothetical assumes 5% annual return before expenses.

* Expenses are equal to the Fund's annualized operating expense ratio (0.70%)**, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

** The expense ratio reflects the impact, if any, of certain reimbursements from the Adviser.

5

DAVIS FINANCIAL PORTFOLIO	Schedule of Investments
June 30, 2017 (Unaudited)

	Shares/Units	Value (Note 1)
COMMON STOCK – (96.27%)
FINANCIALS – (92.48%)
Banks – (20.16%)
DBS Group Holdings Ltd. (Singapore)	108,251	$1,630,743
ICICI Bank Ltd., ADR (India)	33,891	304,003
JPMorgan Chase & Co.	42,480	3,882,672
PNC Financial Services Group, Inc.	14,140	1,765,662
U.S. Bancorp	57,560	2,988,515
Wells Fargo & Co.	61,110	3,386,105
		13,957,700
Diversified Financials – (46.99%)
Capital Markets – (24.78%)
Bank of New York Mellon Corp.	72,040	3,675,481
Brookfield Asset Management Inc., Class A (Canada)	32,740	1,283,735
Charles Schwab Corp.	37,680	1,618,733
Goldman Sachs Group, Inc.	11,760	2,609,544
Julius Baer Group Ltd. (Switzerland)	29,304	1,541,753
KKR & Co. L.P.	111,720	2,077,992
Moody's Corp.	8,870	1,079,301
S&P Global Inc.	8,430	1,230,696
State Street Corp.	22,740	2,040,460
		17,157,695
Consumer Finance – (11.10%)
American Express Co.	51,680	4,353,523
Capital One Financial Corp.	40,320	3,331,239
		7,684,762
Diversified Financial Services – (11.11%)
Berkshire Hathaway Inc., Class A *	18	4,584,600
Visa Inc., Class A	33,180	3,111,620
		7,696,220
		32,538,677
Insurance – (25.33%)
Insurance Brokers – (2.81%)
Marsh & McLennan Cos, Inc.	24,930	1,943,543
Multi-line Insurance – (5.82%)
American International Group, Inc.	16,370	1,023,452
Loews Corp.	64,150	3,002,862
		4,026,314
Property & Casualty Insurance – (9.70%)
Chubb Ltd.	19,966	2,902,657
Markel Corp. *	3,905	3,810,734
Trisura Group Ltd. (Canada)*	192	3,206
		6,716,597
Reinsurance – (7.00%)
Alleghany Corp. *	3,590	2,135,332
Everest Re Group, Ltd.	10,660	2,713,929
		4,849,261
		17,535,715
	Total Financials	64,032,092

6

DAVIS FINANCIAL PORTFOLIO	Schedule of Investments - (Continued)
June 30, 2017 (Unaudited)

		Shares/Units/ Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (0.03%)
Capital Goods – (0.03%)
	Brookfield Business Partners L.P. (Canada)	888	$24,020
		Total Industrials	24,020
INFORMATION TECHNOLOGY – (3.76%)
Software & Services – (3.76%)
	Alphabet Inc., Class A *	960	892,493
	Alphabet Inc., Class C *	1,315	1,194,980
	Cielo S.A. (Brazil)	69,111	513,185
		Total Information Technology	2,600,658
	TOTAL COMMON STOCK – (Identified cost $36,428,076)		66,656,770
SHORT-TERM INVESTMENTS – (3.91%)
	INTL FCStone Financial Inc. Joint Repurchase Agreement, 1.08%, 07/03/17, dated 06/30/17, repurchase value of $308,028 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.00%-9.00%, 09/15/17-05/01/47, total market value $314,160)	$308,000	308,000
	Mizuho Securities USA Inc. Joint Repurchase Agreement, 1.10%, 07/03/17, dated 06/30/17, repurchase value of $182,017 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 4.00%, 07/01/46-06/01/47, total market value $185,640)	182,000	182,000
	Nomura Securities International, Inc. Joint Repurchase Agreement, 1.13%, 07/03/17, dated 06/30/17, repurchase value of $1,846,174 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%-4.50%, 04/01/32-05/01/47, total market value $1,882,920)	1,846,000	1,846,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 1.27%, 07/03/17, dated 06/30/17, repurchase value of $369,039 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.695%-5.00%, 03/01/21-07/01/47, total market value $376,380)	369,000	369,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $2,705,000)		2,705,000
	Total Investments – (100.18%) – (Identified cost $39,133,076) – (a)		69,361,770
	Liabilities Less Other Assets – (0.18%)		(123,576)
	Net Assets – (100.00%)		$69,238,194

ADR: American Depositary Receipt

*	Non-income producing security.

(a)	Aggregate cost for federal income tax purposes is $39,145,682. At June 30, 2017, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation		$30,216,088
	Unrealized depreciation		–
	Net unrealized appreciation		$30,216,088

See Notes to Financial Statements

7

DAVIS FINANCIAL PORTFOLIO	Statement of Assets and Liabilities
At June 30, 2017 (Unaudited)

ASSETS:
Investments in securities at value* (see accompanying Schedule of Investments)	$69,361,770
Cash	1,861
Receivables:
Capital stock sold	1,382
Dividends and interest	43,537
Prepaid expenses	663
Total assets	69,409,213
LIABILITIES:
Payables:
Capital stock redeemed	115,862
Accrued investment advisory fee	32,046
Other accrued expenses	23,111
Total liabilities	171,019
NET ASSETS	$69,238,194
SHARES OUTSTANDING	4,530,713
NET ASSET VALUE, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$15.28
NET ASSETS CONSIST OF:
Par value of shares of capital stock	$4,531
Additional paid-in capital	34,648,737
Undistributed net investment income	273,237
Accumulated net realized gains from investments and foreign currency transactions	4,082,995
Net unrealized appreciation on investments and foreign currency transactions	30,228,694
Net Assets	$69,238,194

*Including:
Cost of investments	$39,133,076

See Notes to Financial Statements
8

DAVIS FINANCIAL PORTFOLIO	Statement of Operations
For the six months ended June 30, 2017 (Unaudited)

INVESTMENT INCOME:
Income:
Dividends*		$517,660
Interest		11,085
Total income		528,745
Expenses:
Investment advisory fees (Note 3)	$189,928
Custodian fees	12,449
Transfer agent fees	5,076
Audit fees	9,812
Legal fees	1,208
Accounting fees (Note 3)	1,002
Reports to shareholders	1,951
Directors' fees and expenses	12,923
Registration and filing fees	32
Miscellaneous	5,984
Total expenses		240,365
Net investment income		288,380
REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from:
Investment transactions		3,323,133
Foreign currency transactions		(1,725)
Net realized gain		3,321,408
Net increase in unrealized appreciation		2,323,291
Net realized and unrealized gain on investments and foreign currency transactions		5,644,699
Net increase in net assets resulting from operations		$5,933,079

*Net of foreign taxes withheld of		$2,158

See Notes to Financial Statements

9

DAVIS FINANCIAL PORTFOLIO	Statements of Changes in Net Assets

	Six months ended June 30, 2017 (Unaudited)	Year ended December 31, 2016
OPERATIONS:
Net investment income	$288,380	$650,908
Net realized gain from investments and foreign currency transactions	3,321,408	5,192,330
Net increase in unrealized appreciation on investments and foreign currency transactions	2,323,291	2,323,457
Net increase in net assets resulting from operations	5,933,079	8,166,695
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	–	(648,852)
Realized gains from investment transactions	–	(4,785,862)
CAPITAL SHARE TRANSACTIONS:
Net decrease in net assets resulting from capital share transactions (Note 4)	(6,460,246)	(507,771)
Total increase (decrease) in net assets	(527,167)	2,224,210
NET ASSETS:
Beginning of period	69,765,361	67,541,151
End of period*	$69,238,194	$69,765,361

*Including undistributed net investment income (loss) of	$273,237	$(15,143)

See Notes to Financial Statements

10

DAVIS FINANCIAL PORTFOLIO	Notes to Financial Statements
June 30, 2017 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a separate series of Davis Variable Account Fund, Inc. (a Maryland corporation), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund follows the reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. Only insurance companies, for the purpose of funding variable annuity or variable life insurance contracts, may purchase shares of the Fund. The Fund concentrates its investments in the financial sector, and it may be subject to greater risks than a fund that does not concentrate its investments in a particular sector. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange ("Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. ("Davis Advisors" or "Adviser"), the Fund's investment adviser, identifies as a significant event occurring before the Fund's assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Fund's Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser's portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer's industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security's fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security's value would be if a reliable market quotation of the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Fund's Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Fund's valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

11

DAVIS FINANCIAL PORTFOLIO	Notes to Financial Statements – (Continued)
June 30, 2017 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Fair Value Measurements - (Continued)

The following is a summary of the inputs used as of June 30, 2017 in valuing the Fund's investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Equity securities:
Financials	$64,032,092	$–	$–	$64,032,092
Industrials	24,020	–	–	24,020
Information Technology	2,600,658	–	–	2,600,658
Short-term securities	–	2,705,000	–	2,705,000
Total Investments	$66,656,770	$2,705,000	$–	$69,361,770

There were no transfers of investments between Level 1 and Level 2 of the fair value hierarchy during the six months ended June 30, 2017.

Master Repurchase Agreements - The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar based upon the mean between the bid and offered quotations of the currencies against U.S. Dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

Foreign Currency - The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. Dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Fund includes foreign currency gains and losses realized on the sales of investments together with market gains and losses on such investments in the Statement of Operations.

12

DAVIS FINANCIAL PORTFOLIO	Notes to Financial Statements – (Continued)
June 30, 2017 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Federal Income Taxes - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. The Adviser analyzed the Fund's tax positions taken on federal and state income tax returns for all open tax years and concluded that as of June 30, 2017, no provision for income tax is required in the Fund's financial statements related to these tax positions. The Fund's federal and state (Arizona) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2013.

Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments may differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, Directors' deferred compensation payments, and partnership income. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund. The Fund adjusts certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules.

Indemnification - Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, some of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Directors Fees and Expenses - The Fund set up a Rabbi Trust to provide for the deferred compensation plan for Independent Directors that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director's account is based upon years of service and fees paid to each Director during the years of service. The amount paid to the Director by the Trust under the plan will be determined based upon the performance of the Davis Funds in which the amounts are invested.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of investment securities (excluding short-term securities) during the six months ended June 30, 2017 were $6,317,994 and $9,461,487, respectively.

13

DAVIS FINANCIAL PORTFOLIO	Notes to Financial Statements – (Continued)
June 30, 2017 (Unaudited)

NOTE 3 - FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES)

Davis Selected Advisers-NY, Inc. ("DSA-NY"), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. DSA-NY performs research and portfolio management services for the Fund under a Sub-Advisory Agreement with the Adviser. The Fund pays no fees directly to DSA-NY.

All officers of the Fund (including Interested Directors) hold positions as executive officers with the Adviser or its affiliates.

Investment Advisory Fees - Advisory fees are paid monthly to the Adviser at an annual rate of 0.55% of the Fund's average net assets. The Adviser is contractually committed to waive fees and/or reimburse the Fund's expenses to the extent necessary to cap total annual Fund operating expenses at 1.00%.

Accounting Fees - State Street Bank and Trust Company ("State Street Bank") is the Fund's primary accounting provider. Fees for accounting services are included in the custodian fees as State Street Bank also serves as the Fund's custodian. The Adviser is also paid for certain accounting services. The fee paid to the Adviser for these services during the six months ended June 30, 2017 amounted to $1,002.

NOTE 4 - CAPITAL STOCK

At June 30, 2017, there were 500 million shares of capital stock ($0.001 par value per share) authorized. Transactions in capital stock were as follows:

	Six months ended June 30, 2017 (Unaudited)
	Sold	Reinvestment of Distributions	Redeemed	Net Decrease

Shares:	187,792	–	(630,969)	(443,177)
Value:	$2,779,288	$–	$(9,239,534)	$(6,460,246)

	Year ended December 31, 2016
	Sold	Reinvestment of Distributions	Redeemed	Net Decrease

Shares:	572,282	385,988	(1,059,918)	(101,648)
Value:	$8,081,772	$5,434,714	$(14,024,257)	$(507,771)

NOTE 5 - BANK BORROWINGS

The Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings of up to $50 million, collectively. Interest is charged based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the one month LIBOR Rate, plus 1.25%. The Fund had no borrowings during the six months ended June 30, 2017.

14

DAVIS FINANCIAL PORTFOLIO	Financial Highlights

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

	Six months ended June 30, 2017	Year ended December 31,
	(Unaudited)	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$14.03	$13.31	$14.98	$15.08	$11.55	$9.98
Income from Investment Operations:
Net Investment Income	0.06	0.14	0.13	0.17	0.13	0.12
Net Realized and Unrealized Gains	1.19	1.76	0.20	1.79	3.48	1.75
Total from Investment Operations	1.25	1.90	0.33	1.96	3.61	1.87
Dividends and Distributions:
Dividends from Net Investment Income	–	(0.14)	(0.14)	(0.20)	(0.08)	(0.23)
Distributions from Realized Gains	–	(1.04)	(1.86)	(1.86)	–	–[a]
Return of Capital	–	–	–	–	–	(0.07)
Total Dividends and Distributions	–	(1.18)	(2.00)	(2.06)	(0.08)	(0.30)
Net Asset Value, End of Period	$15.28	$14.03	$13.31	$14.98	$15.08	$11.55
Total Return[b]	8.91%	14.25%	2.01%	12.85%	31.26%	18.83%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$69,238	$69,765	$67,541	$77,859	$80,881	$67,255
Ratio of Expenses to Average Net Assets:
Gross	0.70%[c]	0.70%	0.68%	0.68%	0.68%	0.69%
Net[d]	0.70%[c]	0.65%	0.68%	0.68%	0.68%	0.69%
Ratio of Net Investment Income to Average Net Assets	0.84%[c]	1.04%	0.82%	0.96%	0.90%	0.98%
Portfolio Turnover Rate[e]	10%	12%	12%	32%	2%	16%

a	Less than $0.005 per share.

b
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one year and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

c	Annualized.

d	The Net Ratio of Expenses to Average Net Assets reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements.

e
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

See Notes to Financial Statements

15

DAVIS FINANCIAL PORTFOLIO	Director Approval of Advisory Agreements (Unaudited)

Process of Annual Review

The Board of Directors of the Davis Funds oversees the management of each Davis Fund and, as required by law, determines annually whether to approve the continuance of each Davis Fund's advisory agreement with Davis Selected Advisers, L.P. and sub-advisory agreement with Davis Selected Advisers-NY, Inc. (jointly "Davis Advisors" and "Advisory Agreements").

With the assistance of counsel to the Independent Directors, the Independent Directors undertook a comprehensive review process in anticipation of their annual contract review meeting, held in March 2017. As part of this process, Davis Advisors provided the Independent Directors with material (including recent investment performance data) that was responsive to questions submitted to Davis Advisors by the Independent Directors. At this meeting, the Independent Directors reviewed and evaluated all information which they deemed reasonably necessary under the circumstances and were provided guidance by their independent counsel. In reaching their decision, the Independent Directors also took into account information furnished to them throughout the year and otherwise provided to them during their quarterly meetings or through other prior communications. The Independent Directors concluded that they had been supplied with sufficient information and data to analyze the Advisory Agreements and that their questions had been sufficiently answered by Davis Advisors. Upon completion of this review, the Independent Directors found that the terms of the Advisory Agreements were fair and reasonable and that continuation of the Advisory Agreements was in the best interest of Davis Financial Portfolio and its shareholders.

Reasons the Independent Directors Approved Continuation of the Advisory Agreements

The Independent Directors' determinations were based upon a comprehensive consideration of all information provided to them, and they did not identify any single item or piece of information as the controlling factor. Each Independent Director did not necessarily attribute the same weight to each factor. The following facts and conclusions were important, but not exclusive, to the Independent Directors' recommendation to renew the Advisory Agreements.

The Independent Directors considered the investment performance of the Fund on an absolute basis, as well as relative to its benchmark and other comparable funds. The Independent Directors not only considered the investment performance of the Fund, but also the full range and quality of services provided by Davis Advisors to the Fund and its shareholders, including whether the Fund:

1.	Achieves satisfactory investment results over the long-term, after all costs;
2.
Efficiently and effectively handles shareholder transactions, inquiries, requests, and records, provides quality accounting, legal, and compliance services, and oversees third-party service providers; and

3.	Fosters healthy investor behavior.

Davis Advisors is reimbursed a portion of its costs in providing some, but not all, of these services.

A shareholder's ultimate return is the product of a fund's results, as well as the shareholder's behavior, specifically, in selecting when to invest or redeem. The Independent Directors concluded that, through its actions and communications, Davis Advisors has attempted to have a meaningful, positive impact on investor behavior.

Davis Advisors (and its affiliates) and members of the Davis family are some of the largest shareholders in the Davis Funds. The Independent Directors considered that this investment tends to align Davis Advisors' and the Davis family's interests with other shareholders, as they face the same risks, pay the same fees, and are motivated to achieve satisfactory long-term returns.

The Independent Directors noted the importance of reviewing quantitative measures, but recognized that qualitative factors are also important in assessing whether Davis Funds' shareholders are likely to be well served by the renewal of the Advisory Agreements. They noted both the value and shortcomings of purely quantitative measures, including the data provided by independent service providers, and concluded that, while such measures and data may be informative, the judgment of the Independent Directors must take many factors into consideration in representing the shareholders of the Davis Funds, including those listed below. In connection with reviewing comparative performance information, the Independent Directors generally give greater weight to longer-term measurements.

The Independent Directors noted that Davis Advisors employs a disciplined, company-specific, research-driven, businesslike, long-term investment philosophy. The Independent Directors considered the quality of Davis Advisors' investment process, as well as the experience, capability, and integrity of its senior management and other personnel.

16

DAVIS FINANCIAL PORTFOLIO	Director Approval of Advisory Agreements
(Unaudited) – (Continued)

Reasons the Independent Directors Approved Continuation of the Advisory Agreements – (Continued)

The Independent Directors recognized Davis Advisors' (i) efforts to minimize transaction costs by generally having a long- term time horizon and low portfolio turnover; (ii) record of generally producing satisfactory results over longer-term periods; (iii) efforts towards fostering healthy investor behavior by, among other things, providing informative and substantial educational material; and (iv) efforts to promote shareholder interests by actively speaking out on corporate governance issues.

The Independent Directors assessed (i) comparative fee and expense information for other funds, as selected and analyzed by a nationally recognized independent service provider; (ii) information regarding fees charged by Davis Advisors to other advisory clients, including funds which it sub-advises, and private accounts, as well as the differences in the services provided to such other clients; and (iii) the fee schedule of the Fund, including an assessment of competitive fee schedules.

The Independent Directors reviewed (i) the management fee schedule for the Fund; (ii) profitability of the Fund to Davis Advisors; (iii) the extent to which economies of scale might be realized if the Fund's net assets increase; and (iv) whether the fee schedule should reflect those potential economies of scale, at this time. The Independent Directors considered the nature, quality, and extent of the services being provided to the Fund and the costs incurred by Davis Advisors in providing such services. The Independent Directors considered various potential benefits that Davis Advisors may receive in connection with the services it provides under the Advisory Agreements with the Fund, including a review of portfolio brokerage practices. The Independent Directors noted that Davis Advisors does not use client commissions to pay for publications, both paper based or electronic, that are available to the general public or for research reports that are created by parties other than the broker-dealers providing trade execution, clearing and/or settlement services to the Fund.

The Independent Directors compared the fees paid to Davis Advisors by the Davis Funds with those paid by Davis Advisors' sub-advised clients, private account clients, and managed money/wrap clients. To the extent sub-advised or private account fees were lower than fees paid by the Funds, the Independent Directors noted that the range of services provided to the Funds is more extensive, with greater risks associated with operating SEC registered, publicly traded mutual funds. Serving as the primary adviser for mutual funds is more work because of the complex overlay of regulatory, tax, and accounting issues, which are unique to mutual funds. In addition, the operational work required to service shareholders is more extensive because of the significantly greater number of shareholders, and managing trading is more complex because of more frequent fund flows. With respect to risk, not only has regulation become more complex and burdensome, but the scrutiny of regulators and shareholders has become more intense. The Independent Directors concluded that reasonable justifications existed for the differences between the fee rates for Davis Funds and Davis Advisors' other lines of business.

The Independent Directors noted that Davis Financial Portfolio outperformed its benchmark, the Standard & Poor's 500® Index ("S&P 500®"), over the one-, three-, and five-year time periods, as well as since its inception on July 1, 1999, all periods ended February 28, 2017. The Fund underperformed the S&P 500® over the ten-year time period, ended February 28, 2017.

Broadridge, an independent service provider, presented a report to the Independent Directors that compared the Fund to all Lipper financial services funds underlying variable insurance products (the "Performance Universe Average"). The report indicated that the Fund outperformed the Performance Universe Average over the three-, four-, and ten-year time periods, but underperformed over the one-, two-, and five-year time periods, all periods ended December 31, 2016.

The Independent Directors also reviewed the Fund's performance when measured over rolling five- and ten-year time frames. The Fund outperformed the S&P 500® in 4 out of 13 rolling five-year time periods and outperformed the Morningstar U.S. Insurance Financial category in 9 out of 13 rolling five-year time periods, all periods ended December 31 for each year from 2004 through 2016. The Fund outperformed the S&P 500® in 1 out of 8 rolling ten-year time periods and outperformed the Morningstar U.S. Insurance Financial category in 8 out of 8 rolling ten-year time periods, all periods ended December 31 for each year from 2009 through 2016.

The Independent Directors considered Davis Financial Portfolio's management fee and total expense ratio. They observed that both were reasonable and below the average and median of its peer group, as determined by Broadridge. The Independent Directors also noted that the Adviser has capped expenses through March 1, 2018.

17

DAVIS FINANCIAL PORTFOLIO	Director Approval of Advisory Agreements
(Unaudited) – (Continued)

Approval of Advisory Agreements

The Independent Directors concluded that Davis Advisors had provided Davis Financial Portfolio and its shareholders a reasonable level of both investment and non-investment services. The Independent Directors further concluded that shareholders have received a significant benefit from Davis Advisors' shareholder-oriented approach, as well as the execution of its investment discipline.

The Independent Directors determined that the advisory fee for Davis Financial Portfolio was reasonable in light of the nature, quality, and extent of the services being provided to the Fund, the costs incurred by Davis Advisors in providing such service, and in comparison to the range of the average advisory fees of its peer group, as determined by an independent service provider. The Independent Directors found that the terms of the Advisory Agreements are fair and reasonable and that continuation of the Advisory Agreements is in the best interest of the Fund and its shareholders. The Independent Directors and the full Board of Directors therefore voted to continue the Advisory Agreements.

18

DAVIS FINANCIAL PORTFOLIO	Directors and Officers

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Each Director serves until their retirement, resignation, death, or removal. Subject to exceptions and exemptions, which may be granted by the Independent Directors, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-eight (78).

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios Overseen	Other Directorships

Independent Directors

Marc P. Blum (09/09/42)	Director	Director since 1986	Chief Executive Officer, World Total Return Fund, LLLP; of Counsel to Gordon Feinblatt LLC (law firm).	13	Director, Rodney Trust Company (trust and asset management company).

John S. Gates Jr. (08/02/53)	Director	Director since 2007	Chairman and Chief Executive Officer of PortaeCo LLC (private investment company).	13	Director, Care Capital Properties (REIT); Trustee, DCT Industrial Trust (REIT); Director, Miami Corp. (diversified investment company).

Thomas S. Gayner (12/16/61)	Director/ Chairman	Director since 2004/Chairman since 2009	Co-CEO and Director, Markel Corp. (diversified financial holding company).	13
Director, Markel Corp.
(diversified financial holding
company); Director, Graham
Holdings Company
(educational and media
company); Director, Colfax
Corp. (engineering and
manufacturer of pumps and
fluid handling equipment);
Director, Cable ONE Inc.
(cable service provider).

Samuel H. Iapalucci (07/19/52)	Director	Director since 2006	Retired; Executive Vice President and Chief Financial Officer, CH2M- HILL Companies, Ltd. (engineering) until 2008.	13	none

Robert P. Morgenthau (03/22/57)	Director	Director since 2002	Principal, Spears Abacus Advisors, LLC (investment management firm) since 2011; Chairman, NorthRoad Capital Management, LLC (investment management firm) 2002-2011.	13	none

Marsha C. Williams (03/28/51)	Director	Director since 1999	Retired; Senior Vice President and Chief Financial Officer, Orbitz Worldwide, Inc. (travel-service provider) 2007-2010.	13
Lead Independent Director,
Modine Manufacturing
Company (heat transfer
technology); Director, Chicago
Bridge & Iron Company, N.V.
(industrial construction and
engineering);
Chairman/Director, Fifth Third
Bancorp (diversified financial
services).

19

DAVIS FINANCIAL PORTFOLIO	Directors and Officers – (Continued)

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios Overseen	Other Directorships

Interested Directors*

Andrew A. Davis (06/25/63)	Director	Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.	16	Director, Selected Funds (consisting of two portfolios) since 1998; Trustee, Clipper Funds Trust (consisting of one portfolio) since 2014.

Christopher C. Davis (07/13/65)	Director	Director since 1997	President or Vice President of each Davis Fund, Selected Fund, Clipper Fund, and Davis Fundamental ETF; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser, including sole member of the Adviser's general partner, Davis Investments, LLC.	16
Director, Selected Funds
(consisting of two portfolios)
since 1998; Trustee, Clipper
Funds Trust (consisting of one
portfolio) since 2014; Director,
Graham Holdings Company
(educational and media
company).

* Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be "interested persons" of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

Officers

Andrew A. Davis (born 06/25/63, Davis Funds officer since 1997). See description in the section on Interested Directors.

Christopher C. Davis (born 07/13/65, Davis Funds officer since 1997). See description in the section on Interested Directors.

Kenneth C. Eich (born 08/14/53, Davis Funds officer since 1997). Executive Vice President and Principal Executive Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Trustee/Chairman, Executive Vice President, and Principal Executive Officer of Davis Fundamental ETF Trust (consisting of three portfolios); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Douglas A. Haines (born 03/04/71, Davis Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of three portfolios); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.

Sharra L. Haynes (born 09/25/66, Davis Funds officer since 1997). Vice President and Chief Compliance Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of three portfolios); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Ryan M. Charles (born 07/25/78, Davis Funds officer since 2014). Vice President and Secretary of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of three portfolios); Vice President, Chief Legal Officer, and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

20

DAVIS FINANCIAL PORTFOLIO

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as "Davis Advisors")
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Transfer Agent
Boston Financial Data Services, Inc.
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Counsel
Greenberg Traurig, LLP
77 West Wacker Drive, Suite 3100
Chicago, Illinois 60601

Independent Registered Public Accounting Firm
KPMG LLP
1225 Seventeenth Street, Suite 800
Denver, Colorado 80202

For more information about Davis Financial Portfolio, including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report. The Fund's Statement of Additional Information contains additional information about the Fund's Directors and is available without charge, upon request, by calling 1-800-279-0279 and on the Fund's website at www.davisfunds.com. Quarterly Fact Sheets are available on the Fund's website at www.davisfunds.com.

Davis Real Estate Portfolio

(part of Davis Variable Account Fund, Inc.)

June 30, 2017

SEMI-ANNUAL REPORT

Over 45 Years of Reliable Investing™

DAVIS REAL ESTATE PORTFOLIO	Table of Contents

This Semi-Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Real Estate Portfolio prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

Shares of Davis Real Estate Portfolio are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

Portfolio Proxy Voting Policies and Procedures
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund's website at www.davisfunds.com, and (iii) on the SEC's website at www.sec.gov.

In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund's website at www.davisfunds.com, and (iii) on the SEC's website at www.sec.gov.
Form N-Q
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available without charge, upon request, by calling 1-800-279-0279, on the Fund's website at www.davisfunds.com, and on the SEC's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DAVIS REAL ESTATE PORTFOLIO	Management's Discussion of Fund Performance

Performance Overview
Davis Real Estate Portfolio outperformed the Wilshire U.S. Real Estate Securities Index ("Wilshire Index") for the six-month period ended June 30, 2017 (the "period"). The Fund delivered a total return of 2.79%, versus a 2.42% return for the Wilshire Index. The sub-industries1 within the Wilshire Index that reported the strongest performance were Health Care REITs (up 13%), Industrial REITs (up 12%), and Specialized REITs (up 9%). The sub-industries within the Wilshire Index that reported the weakest performance were Retail REITs (down 13%), Real Estate Operating Companies (down 5%), and Hotel & Resort REITs (down 1%).

Contributors to Performance
The Fund's holdings in the Industrial REITs sub-industry made the most significant contribution to performance2. The Fund's Industrial REITs holdings were up about 14%, compared to up 12% for the Wilshire Index. The Fund benefited from an overweight position versus the Wilshire Index (average weighting of 13%, versus 7%). Terreno Realty3 (up 19%) and Prologis (up 13%) were strong performers.

While the Fund's holdings in the Specialized REITs sub-industry helped performance on an absolute basis, they lagged the performance of the Wilshire Index's Specialized REITs holdings (up 7%, compared to up 9%). CyrusOne (up 27%), DuPont Fabros Technology (up 40%), and Crown Castle International (up 18%) were key contributors. The Fund no longer owns DuPont Fabros Technology.

The Fund's overall top contributor for the period, InterXion (up 31%), came from the Software & Services industry group. InterXion was one of two non-U.S. holdings in the Fund. As a whole, the Fund's foreign holdings outperformed its domestic holdings (up 22%, compared to up 3%).

Other contributors to performance came from the Fund's Health Care REITs sub-industry, Welltower (up 15%), as well as from the Fund's Residential REITs holdings, which included Essex Property Trust (up 12%), AvalonBay Communities (up 10%), the Fund's second-largest holding, and Mid-America Apartment Communities (up 10%).

Detractors from Performance
The Fund's holdings in the Retail REITs sub-industry were the most significant detractor from performance on an absolute basis. The Fund's Retail REITs holdings were down about 11%, compared to down 13% for the Wilshire Index. Seven of the Fund's top ten detractors were from the Retail REITs sub-industry. This included the overall top four detractors, Acadia Realty (down 13%), Simon Property Group (down 7%), Cedar Realty (down 24%), and DDR (down 38%), respectively. Simon Property Group was the Fund's largest holding. Kite Realty Group (down 17%), Federal Realty Investment Trust (down 10%), and Retail Opportunity Investments (down 8%) were other key detractors.

When compared to the Wilshire Index, the most significant detractor from performance came from the Fund's underweight position in the Health Care REITs sub-industry (average weighting of 5%, versus 13%). The Fund's Health Care REITs holdings outperformed those of the Wilshire Index (up 14%, compared to up 13%).

Additional detractors included Vornado Realty Trust (down 9%) from the Office REITs sub-industry and Life Storage (down 11%) and Public Storage (down 5%), both from the Specialized REITs sub-industry.

During the period, the Fund had a 4% average weighting in Short-Term Investments, which was a key detractor from performance when compared to the Wilshire Index.

Davis Real Estate Portfolio's investment objective is total return through a combination of growth and income. There can be no assurance that the Fund will achieve its objective. Davis Real Estate Portfolio's principal risks are: common stock risk, fees and expenses risk, focused portfolio risk, headline risk, large-capitalization companies risk, manager risk, mid- and small-capitalization companies risk, real estate risk, stock market risk, and variable current income risk. See the prospectus for a full description of each risk.

Davis Real Estate Portfolio concentrates its investments in the real estate sector, and it may be subject to greater risks than a fund that does not concentrate its investments in a particular sector. The Fund's investment performance, both good and bad, is expected to reflect the economic performance of the real estate sector more than a fund that does not concentrate its portfolio.

Davis Real Estate Portfolio is allowed to focus its investments in fewer companies, and it may be subject to greater risks than a more diversified portfolio that is not allowed to focus its investments in a few companies. Should the portfolio manager determine that it is prudent to focus the Fund's portfolio in a few companies, the Fund's investment performance, both good and bad, is expected to reflect the economic performance of its more focused portfolio.

Past performance does not guarantee future results, Fund prices fluctuate, and the value of an investment may be worth more or less than the purchase price. Data provided in this performance overview is for the six-month period ended June 30, 2017, unless otherwise noted. Return figures for underlying Fund positions reflect the return of the security from the beginning of the period or the date of first purchase if subsequent thereto through the end of the period or the date the position is completely liquidated. The actual contribution to the Fund will vary based on a number of factors (e.g., trading activity, weighting). Portfolio holding information is as of the end of the six-month period, June 30, 2017, unless otherwise noted.

[1]	The companies included in the Wilshire U.S. Real Estate Securities Index are divided into ten sub-industries.
[2]
A company's or sector's contribution to or detraction from the Fund's performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

[3]
This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund's holdings of each company discussed.

2

DAVIS REAL ESTATE PORTFOLIO	Management's Discussion of Fund Performance – (Continued)

Comparison of a $10,000 investment in Davis Real Estate Portfolio versus the
Standard & Poor's 500® Index and the Wilshire U.S. Real Estate Securities Index
over 10 years for an investment made on June 30, 2007

Average Annual Total Return for periods ended June 30, 2017

Fund & Benchmark Indices	1-Year	5-Year	10-Year	Since Fund's Inception (07/01/99)	Gross Expense Ratio	Net Expense Ratio
Davis Real Estate Portfolio	(0.96)%	8.10%	3.21%	8.63%	0.93%	0.93%
Standard & Poor's 500® Index	17.90%	14.63%	7.18%	5.17%
Wilshire U.S. Real Estate Securities Index	(1.23)%	9.70%	5.70%	10.75%

The Standard & Poor's 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the Index.
The Wilshire U.S. Real Estate Securities Index is a broad measure of the performance of publicly traded real estate securities. It reflects no deduction for fees or expenses. Investments cannot be made directly in the Index.
The performance data for Davis Real Estate Portfolio contained in this report represents past performance, assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Fund performance changes over time and current performance may be higher or lower than stated. The operating expense ratio may vary in future years. For more current information please call Davis Funds Investor Services at 1-800-279-0279.
Fund performance numbers are net of all Fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance included the effect of these additional charges, the return would be lower.

3

DAVIS REAL ESTATE PORTFOLIO	Fund Overview
June 30, 2017 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund's 06/30/17 Net Assets)		(% of 06/30/17 Stock Holdings)

				Wilshire U.S.
				Real Estate
			Fund	Securities Index
Common Stock (U.S.)	92.43%	Specialized REITs	20.87%	16.04%
Common Stock (Foreign)	5.69%	Retail REITs	19.90%	18.15%
Preferred Stock	0.35%	Residential REITs	19.01%	18.58%
Other Assets & Liabilities	1.53%	Office REITs	14.37%	15.85%
	100.00%	Industrial REITs	13.86%	8.09%
		Health Care REITs	5.26%	13.25%
		Information Technology	3.69%	–
		Hotel & Resort REITs	1.78%	6.36%
		Diversified REITs	1.26%	3.17%
		Real Estate Operating Companies	–	0.27%
		Hotels, Resorts & Cruise Lines	–	0.24%
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund's 06/30/17 Net Assets)

Simon Property Group, Inc.	Retail REITs	5.50%
AvalonBay Communities, Inc.	Residential REITs	4.11%
Public Storage	Specialized REITs	3.85%
Terreno Realty Corp.	Industrial REITs	3.84%
InterXion Holding N.V.	Software & Services	3.64%
CatchMark Timber Trust Inc., Class A	Specialized REITs	3.61%
Essex Property Trust, Inc.	Residential REITs	3.41%
Mid-America Apartment Communities, Inc.	Residential REITs	3.38%
Welltower Inc.	Health Care REITs	3.36%
CyrusOne Inc.	Specialized REITs	3.22%

4

DAVIS REAL ESTATE PORTFOLIO	Expense Example (Unaudited)

As a shareholder of the Fund, you incur ongoing costs only, including advisory and administrative fees and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for the Fund is for the six-month period ended June 30, 2017. Please note that the Expense Example is general and does not reflect charges imposed by your insurance company's separate account or account specific costs, which may increase your total costs of investing in the Fund. If these charges or account specific costs were included in the Expense Example, the expenses would be higher.

Actual Expenses

The information represented in the row entitled "Actual" provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled "Hypothetical" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information in the row entitled "Hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (01/01/17)	Ending Account Value (06/30/17)	Expenses Paid During Period* (01/01/17-06/30/17)

Actual	$1,000.00	$1,027.92	$4.68
Hypothetical	$1,000.00	$1,020.18	$4.66

Hypothetical assumes 5% annual return before expenses.

* Expenses are equal to the Fund's annualized operating expense ratio (0.93%)**, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

** The expense ratio reflects the impact, if any, of certain reimbursements from the Adviser.

5

DAVIS REAL ESTATE PORTFOLIO	Schedule of Investments
June 30, 2017 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (98.12%)
INFORMATION TECHNOLOGY – (3.64%)
Software & Services – (3.64%)
InterXion Holding N.V. (Netherlands)*	12,960	$593,309
Total Information Technology		593,309
REAL ESTATE – (94.48%)
Equity Real Estate Investment Trusts (REITs) – (94.48%)
Diversified REITs – (1.24%)
Forest City Realty Trust Inc., Class A	8,350	201,820
Health Care REITs – (5.18%)
Ventas, Inc.	4,280	297,374
Welltower Inc.	7,320	547,902
		845,276
Hotel & Resort REITs – (1.75%)
Host Hotels & Resorts Inc.	15,620	285,377
Industrial REITs – (13.64%)
DCT Industrial Trust Inc.	7,370	393,853
EastGroup Properties, Inc.	2,870	240,506
First Industrial Realty Trust, Inc.	11,660	333,709
Prologis, Inc.	7,890	462,670
Rexford Industrial Realty, Inc.	6,130	168,207
Terreno Realty Corp.	18,620	626,749
		2,225,694
Office REITs – (14.15%)
Alexandria Real Estate Equities, Inc.	3,070	369,843
Boston Properties, Inc.	2,190	269,414
Cousins Properties, Inc.	38,610	339,382
Great Portland Estates PLC (United Kingdom)	43,054	334,772
Hudson Pacific Properties Inc.	7,580	259,160
SL Green Realty Corp.	2,630	278,254
Vornado Realty Trust	4,870	457,293
		2,308,118
Residential REITs – (18.73%)
American Campus Communities, Inc.	10,500	496,650
Apartment Investment & Management Co., Class A	5,980	256,961
AvalonBay Communities, Inc.	3,490	670,673
Camden Property Trust	1,870	159,904
Equity Residential	5,520	363,382
Essex Property Trust, Inc.	2,160	555,703
Mid-America Apartment Communities, Inc.	5,230	551,137
		3,054,410
Retail REITs – (19.24%)
Acadia Realty Trust	17,340	482,052
Cedar Realty Trust Inc.	16,840	81,674
DDR Corp.	7,620	69,113
Federal Realty Investment Trust	2,470	312,183
GGP Inc.	18,510	436,096
Kite Realty Group Trust	4,239	80,244
Ramco-Gershenson Properties Trust	6,250	80,625

6

DAVIS REAL ESTATE PORTFOLIO	Schedule of Investments - (Continued)
June 30, 2017 (Unaudited)

		Shares	Value (Note 1)
COMMON STOCK – (CONTINUED)
REAL ESTATE – (CONTINUED)
Equity Real Estate Investment Trusts (REITs) – (Continued)
	Retail REITs – (Continued)
	Regency Centers Corp.	5,240	$328,234
	Retail Opportunity Investments Corp.	19,320	370,751
	Simon Property Group, Inc.	5,550	897,768
			3,138,740
	Specialized REITs – (20.55%)
	CatchMark Timber Trust Inc., Class A	51,723	588,091
	Crown Castle International Corp.	4,240	424,763
	CubeSmart	10,820	260,113
	CyrusOne Inc.	9,410	524,607
	Extra Space Storage Inc.	3,150	245,700
	Life Storage, Inc.	3,870	286,767
	Public Storage	3,010	627,675
	Weyerhaeuser Co.	11,770	394,295
			3,352,011
		Total Real Estate	15,411,446
	TOTAL COMMON STOCK – (Identified cost $14,058,350)		16,004,755
PREFERRED STOCK – (0.35%)
REAL ESTATE – (0.35%)
Equity Real Estate Investment Trusts (REITs) – (0.35%)
	Retail REITs – (0.35%)
	CBL & Associates Properties, Inc., Series D, 7.375%, Cum. Pfd.	1,840	42,798
	CBL & Associates Properties, Inc., Series E, 6.625%, Cum. Pfd.	640	14,880
		Total Real Estate	57,678
	TOTAL PREFERRED STOCK – (Identified cost $58,837)		57,678
	Total Investments – (98.47%) – (Identified cost $14,117,187) – (a)		16,062,433
	Other Assets Less Liabilities – (1.53%)		249,858
	Net Assets – (100.00%)		$16,312,291

*	Non-income producing security.

(a)	Aggregate cost for federal income tax purposes is $14,172,177. At June 30, 2017, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation		$2,432,330
	Unrealized depreciation		(542,074)
	Net unrealized appreciation		$1,890,256

See Notes to Financial Statements

7

DAVIS REAL ESTATE PORTFOLIO	Statement of Assets and Liabilities
At June 30, 2017 (Unaudited)

ASSETS:
Investments in securities at value* (see accompanying Schedule of Investments)	$16,062,433
Cash	43,047
Receivables:
Capital stock sold	202
Dividends and interest	50,953
Investment securities sold	226,862
Prepaid expenses	218
Total assets	16,383,715
LIABILITIES:
Payables:
Capital stock redeemed	42,298
Accrued audit fees	8,413
Accrued custodian fees	3,905
Accrued investment advisory fee	9,710
Other accrued expenses	7,098
Total liabilities	71,424
NET ASSETS	$16,312,291
SHARES OUTSTANDING	1,112,200
NET ASSET VALUE, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$14.67
NET ASSETS CONSIST OF:
Par value of shares of capital stock	$1,112
Additional paid-in capital	14,369,907
Undistributed net investment income	238,773
Accumulated net realized losses from investments and foreign currency transactions	(242,777)
Net unrealized appreciation on investments and foreign currency transactions	1,945,276
Net Assets	$16,312,291

*Including:
Cost of investments	$14,117,187

See Notes to Financial Statements

8

DAVIS REAL ESTATE PORTFOLIO	Statement of Operations
For the six months ended June 30, 2017 (Unaudited)

INVESTMENT INCOME:
Income:
Dividends*		$289,233
Interest		2,312
Total income		291,545
Expenses:
Investment advisory fees (Note 3)	$47,152
Custodian fees	7,831
Transfer agent fees	3,233
Audit fees	9,812
Legal fees	309
Accounting fees (Note 3)	1,002
Reports to shareholders	9
Directors' fees and expenses	5,420
Registration and filing fees	7
Miscellaneous	4,833
Total expenses		79,608
Net investment income		211,937
REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from:
Investment transactions		288,690
Foreign currency transactions		(168)
Net realized gain		288,522
Net decrease in unrealized appreciation		(32,880)
Net realized and unrealized gain on investments and foreign currency transactions		255,642
Net increase in net assets resulting from operations		$467,579

*Net of foreign taxes withheld of		$1,563

See Notes to Financial Statements

9

DAVIS REAL ESTATE PORTFOLIO	Statements of Changes in Net Assets

	Six months ended June 30, 2017 (Unaudited)	Year ended December 31, 2016
OPERATIONS:
Net investment income	$211,937	$239,551
Net realized gain from investments and foreign currency transactions	288,522	705,360
Net increase (decrease) in unrealized appreciation on investments and foreign currency transactions	(32,880)	727,866
Net increase in net assets resulting from operations	467,579	1,672,777
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(104,919)	(311,612)

CAPITAL SHARE TRANSACTIONS:
Net decrease in net assets resulting from capital share transactions (Note 4)	(1,905,028)	(1,427,225)
Total decrease in net assets	(1,542,368)	(66,060)
NET ASSETS:
Beginning of period	17,854,659	17,920,719
End of period*	$16,312,291	$17,854,659

*Including undistributed net investment income of	$238,773	$131,755

See Notes to Financial Statements

10

DAVIS REAL ESTATE PORTFOLIO	Notes to Financial Statements
June 30, 2017 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a separate series of Davis Variable Account Fund, Inc. (a Maryland corporation), is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Fund follows the reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. Only insurance companies, for the purpose of funding variable annuity or variable life insurance contracts, may purchase shares of the Fund. The Fund concentrates its investments in the real estate sector, and it may be subject to greater risks than a fund that does not concentrate its investments in a particular sector. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange ("Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. ("Davis Advisors" or "Adviser"), the Fund's investment adviser, identifies as a significant event occurring before the Fund's assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Fund's Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser's portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer's industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security's fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security's value would be if a reliable market quotation of the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Fund's Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Fund's valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

11

DAVIS REAL ESTATE PORTFOLIO	Notes to Financial Statements – (Continued)
June 30, 2017 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Fair Value Measurements - (Continued)

The following is a summary of the inputs used as of June 30, 2017 in valuing the Fund's investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Equity securities:
Information Technology	$593,309	$–	$–	$593,309
Real Estate	15,469,124	–	–	15,469,124
Total Investments	$16,062,433	$–	$–	$16,062,433

There were no transfers of investments between Level 1 and Level 2 of the fair value hierarchy during the six months ended June 30, 2017.

Master Repurchase Agreements - The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar based upon the mean between the bid and offered quotations of the currencies against U.S. Dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

Foreign Currency - The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. Dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Fund includes foreign currency gains and losses realized on the sales of investments together with market gains and losses on such investments in the Statement of Operations.

12

DAVIS REAL ESTATE PORTFOLIO	Notes to Financial Statements – (Continued)
June 30, 2017 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Federal Income Taxes - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. The Adviser analyzed the Fund's tax positions taken on federal and state income tax returns for all open tax years and concluded that as of June 30, 2017, no provision for income tax is required in the Fund's financial statements related to these tax positions. The Fund's federal and state (Arizona) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2013. At December 31, 2016, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

Capital Loss Carryforwards
Expiring
12/31/2017	$476,311

Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Dividend income from REIT securities may include return of capital. Upon notification from the issuer, the amount of the return of capital is reclassified to adjust dividend income, reduce the cost basis, and/or adjust realized gain/loss. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments may differ for financial statement and tax purposes primarily due to differing treatments of wash sales, Directors' deferred compensation payments, and foreign currency transactions. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund. The Fund adjusts certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules.

Indemnification - Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, some of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Directors Fees and Expenses - The Fund set up a Rabbi Trust to provide for the deferred compensation plan for Independent Directors that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director's account is based upon years of service and fees paid to each Director during the years of service. The amount paid to the Director by the Trust under the plan will be determined based upon the performance of the Davis Funds in which the amounts are invested.

13

DAVIS REAL ESTATE PORTFOLIO	Notes to Financial Statements – (Continued)
June 30, 2017 (Unaudited)

NOTE 2 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of investment securities (excluding short-term securities) during the six months ended June 30, 2017 were $1,673,593 and $2,826,845, respectively.

NOTE 3 - FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES)

Davis Selected Advisers-NY, Inc. ("DSA-NY"), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. DSA-NY performs research and portfolio management services for the Fund under a Sub-Advisory Agreement with the Adviser. The Fund pays no fees directly to DSA-NY.

All officers of the Fund (including Interested Directors) hold positions as executive officers with the Adviser or its affiliates.

Investment Advisory Fees - Advisory fees are paid monthly to the Adviser at an annual rate of 0.55% of the Fund's average net assets. The Adviser is contractually committed to waive fees and/or reimburse the Fund's expenses to the extent necessary to cap total annual Fund operating expenses at 1.00%.

Accounting Fees - State Street Bank and Trust Company ("State Street Bank") is the Fund's primary accounting provider. Fees for accounting services are included in the custodian fees as State Street Bank also serves as the Fund's custodian. The Adviser is also paid for certain accounting services. The fee paid to the Adviser for these services during the six months ended June 30, 2017 amounted to $1,002.

NOTE 4 - CAPITAL STOCK

At June 30, 2017, there were 500 million shares of capital stock ($0.001 par value per share) authorized. Transactions in capital stock were as follows:

	Six months ended June 30, 2017 (Unaudited)
	Sold	Reinvestment of Distributions	Redeemed	Net Decrease

Shares:	22,393	7,217	(160,664)	(131,054)
Value:	$323,239	$104,919	$(2,333,186)	$(1,905,028)

	Year ended December 31, 2016
	Sold	Reinvestment of Distributions	Redeemed	Net Decrease

Shares:	189,222	21,629	(314,303)	(103,452)
Value:	$2,676,307	$311,612	$(4,415,144)	$(1,427,225)

NOTE 5 - BANK BORROWINGS

The Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings of up to $50 million, collectively. Interest is charged based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the one month LIBOR Rate, plus 1.25%. The Fund had no borrowings during the six months ended June 30, 2017.

14

DAVIS REAL ESTATE PORTFOLIO	Financial Highlights

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

	Six months ended June 30, 2017	Year ended December 31,
	(Unaudited)	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$14.36	$13.31	$13.31	$10.56	$10.83	$9.34
Income (Loss) from Investment Operations:
Net Investment Income	0.18[a]	0.18[a]	0.14[a]	0.17	0.19	0.16
Net Realized and Unrealized Gains (Losses)	0.22	1.11	0.08	2.73	(0.33)	1.44
Total from Investment Operations	0.40	1.29	0.22	2.90	(0.14)	1.60
Dividends and Distributions:
Dividends from Net Investment Income	(0.09)	(0.24)	(0.22)	(0.15)	(0.13)	(0.11)
Total Dividends and Distributions	(0.09)	(0.24)	(0.22)	(0.15)	(0.13)	(0.11)
Net Asset Value, End of Period	$14.67	$14.36	$13.31	$13.31	$10.56	$10.83
Total Return[b]	2.79%	9.70%	1.65%	27.54%	(1.32)%	17.15%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$16,312	$17,855	$17,921	$26,137	$22,011	$28,068
Ratio of Expenses to Average Net Assets:
Gross	0.93%[c]	0.87%	0.85%	0.81%	0.81%	0.77%
Net[d]	0.93%[c]	0.74%	0.85%	0.81%	0.81%	0.77%
Ratio of Net Investment Income to Average Net Assets	2.47%[c]	1.29%	1.02%	1.34%	1.52%	1.55%
Portfolio Turnover Rate[e]	10%	55%	95%	54%	73%	51%

a	Per share calculations were based on average shares outstanding for the period.

b
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one year and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

c	Annualized.

d	The Net Ratio of Expenses to Average Net Assets reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements.

e
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

See Notes to Financial Statements

15

DAVIS REAL ESTATE PORTFOLIO	Director Approval of Advisory Agreements (Unaudited)

Process of Annual Review

The Board of Directors of the Davis Funds oversees the management of each Davis Fund and, as required by law, determines annually whether to approve the continuance of each Davis Fund's advisory agreement with Davis Selected Advisers, L.P. and sub-advisory agreement with Davis Selected Advisers-NY, Inc. (jointly "Davis Advisors" and "Advisory Agreements").

With the assistance of counsel to the Independent Directors, the Independent Directors undertook a comprehensive review process in anticipation of their annual contract review meeting, held in March 2017. As part of this process, Davis Advisors provided the Independent Directors with material (including recent investment performance data) that was responsive to questions submitted to Davis Advisors by the Independent Directors. At this meeting, the Independent Directors reviewed and evaluated all information which they deemed reasonably necessary under the circumstances and were provided guidance by their independent counsel. In reaching their decision, the Independent Directors also took into account information furnished to them throughout the year and otherwise provided to them during their quarterly meetings or through other prior communications. The Independent Directors concluded that they had been supplied with sufficient information and data to analyze the Advisory Agreements and that their questions had been sufficiently answered by Davis Advisors. Upon completion of this review, the Independent Directors found that the terms of the Advisory Agreements were fair and reasonable and that continuation of the Advisory Agreements was in the best interest of Davis Real Estate Portfolio and its shareholders.

Reasons the Independent Directors Approved Continuation of the Advisory Agreements

The Independent Directors' determinations were based upon a comprehensive consideration of all information provided to them, and they did not identify any single item or piece of information as the controlling factor. Each Independent Director did not necessarily attribute the same weight to each factor. The following facts and conclusions were important, but not exclusive, to the Independent Directors' recommendation to renew the Advisory Agreements.

The Independent Directors considered the investment performance of the Fund on an absolute basis, as well as relative to its benchmark and other comparable funds. The Independent Directors not only considered the investment performance of the Fund, but also the full range and quality of services provided by Davis Advisors to the Fund and its shareholders, including whether the Fund:

1.	Achieves satisfactory investment results over the long-term, after all costs;
2.
Efficiently and effectively handles shareholder transactions, inquiries, requests, and records, provides quality accounting, legal, and compliance services, and oversees third-party service providers; and

3.	Fosters healthy investor behavior.

Davis Advisors is reimbursed a portion of its costs in providing some, but not all, of these services.

A shareholder's ultimate return is the product of a fund's results, as well as the shareholder's behavior, specifically, in selecting when to invest or redeem. The Independent Directors concluded that, through its actions and communications, Davis Advisors has attempted to have a meaningful, positive impact on investor behavior.

Davis Advisors (and its affiliates) and members of the Davis family are some of the largest shareholders in the Davis Funds. The Independent Directors considered that this investment tends to align Davis Advisors' and the Davis family's interests with other shareholders, as they face the same risks, pay the same fees, and are motivated to achieve satisfactory long-term returns.

The Independent Directors noted the importance of reviewing quantitative measures, but recognized that qualitative factors are also important in assessing whether Davis Funds' shareholders are likely to be well served by the renewal of the Advisory Agreements. They noted both the value and shortcomings of purely quantitative measures, including the data provided by independent service providers, and concluded that, while such measures and data may be informative, the judgment of the Independent Directors must take many factors into consideration in representing the shareholders of the Davis Funds, including those listed below. In connection with reviewing comparative performance information, the Independent Directors generally give greater weight to longer-term measurements.

16

DAVIS REAL ESTATE PORTFOLIO	Director Approval of Advisory Agreements
(Unaudited) – (Continued)

Reasons the Independent Directors Approved Continuation of the Advisory Agreements – (Continued)

The Independent Directors noted that Davis Advisors employs a disciplined, company-specific, research-driven, businesslike, long-term investment philosophy. The Independent Directors considered the quality of Davis Advisors' investment process, as well as the experience, capability, and integrity of its senior management and other personnel.

The Independent Directors recognized Davis Advisors' (i) efforts to minimize transaction costs by generally having a long-term time horizon and low portfolio turnover; (ii) record of generally producing satisfactory results over longer-term periods; (iii) efforts towards fostering healthy investor behavior by, among other things, providing informative and substantial educational material; and (iv) efforts to promote shareholder interests by actively speaking out on corporate governance issues.

The Independent Directors assessed (i) comparative fee and expense information for other funds, as selected and analyzed by a nationally recognized independent service provider; (ii) information regarding fees charged by Davis Advisors to other advisory clients, including funds which it sub-advises, and private accounts, as well as the differences in the services provided to such other clients; and (iii) the fee schedule of the Fund, including an assessment of competitive fee schedules.

The Independent Directors reviewed (i) the management fee schedule for the Fund; (ii) profitability of the Fund to Davis Advisors; (iii) the extent to which economies of scale might be realized if the Fund's net assets increase; and (iv) whether the fee schedule should reflect those potential economies of scale, at this time. The Independent Directors considered the nature, quality, and extent of the services being provided to the Fund and the costs incurred by Davis Advisors in providing such services. The Independent Directors considered various potential benefits that Davis Advisors may receive in connection with the services it provides under the Advisory Agreements with the Fund, including a review of portfolio brokerage practices. The Independent Directors noted that Davis Advisors does not use client commissions to pay for publications, both paper based or electronic, that are available to the general public or for research reports that are created by parties other than the broker-dealers providing trade execution, clearing and/or settlement services to the Fund.

The Independent Directors compared the fees paid to Davis Advisors by the Davis Funds with those paid by Davis Advisors' sub-advised clients, private account clients, and managed money/wrap clients. To the extent sub-advised or private account fees were lower than fees paid by the Funds, the Independent Directors noted that the range of services provided to the Funds is more extensive, with greater risks associated with operating SEC registered, publicly traded mutual funds. Serving as the primary adviser for mutual funds is more work because of the complex overlay of regulatory, tax, and accounting issues, which are unique to mutual funds. In addition, the operational work required to service shareholders is more extensive because of the significantly greater number of shareholders, and managing trading is more complex because of more frequent fund flows. With respect to risk, not only has regulation become more complex and burdensome, but the scrutiny of regulators and shareholders has become more intense. The Independent Directors concluded that reasonable justifications existed for the differences between the fee rates for Davis Funds and Davis Advisors' other lines of business.

The Independent Directors noted that Davis Real Estate Portfolio underperformed its benchmark, the Wilshire U.S. Real Estate Securities Index, over all performance periods, which includes the one-, three-, five-, and ten-year time periods, as well as since its inception on July 1, 1999, all periods ended February 28, 2017. In reviewing the performance, the Directors considered that the Fund is able to invest a limited amount of assets outside of REITs, while the Wilshire U.S. Real Estate Securities Index, as well as other funds provided in the reports, are primarily REIT-only funds.

Broadridge, an independent service provider, presented a report to the Independent Directors that compared the Fund to all Lipper real estate funds underlying variable insurance products (the "Performance Universe Average"), as well as the relevant Lipper Index. The report indicated that the Fund outperformed the Performance Universe Average and the Lipper Index over the one-, two-, and three-year time periods, but underperformed both during the four-, five-, and ten-year time periods, all periods ended December 31, 2016.

The Independent Directors also reviewed the Fund's performance when measured over rolling five- and ten-year time frames. The Fund outperformed the Wilshire U.S. Real Estate Securities Index in 1 out of 13 rolling five-year time periods and outperformed the Morningstar U.S. Insurance Real Estate category in 2 out of 13 rolling five-year time periods, all periods ended December 31 for each year from 2004 through 2016. The Fund underperformed the Wilshire U.S. Real Estate Securities Index and Morningstar U.S. Insurance Real Estate category in 8 out of 8 rolling ten-year time periods, all periods ended December 31 for each year from 2009 through 2016.

17

DAVIS REAL ESTATE PORTFOLIO	Director Approval of Advisory Agreements
(Unaudited) – (Continued)

Reasons the Independent Directors Approved Continuation of the Advisory Agreements – (Continued)

The Independent Directors considered Davis Real Estate Portfolio's management fee and total expense ratio. They observed that both were reasonable and below the average and median of its peer group, as determined by Broadridge. The Independent Directors also noted that the Adviser has capped expenses through March 1, 2018.
Approval of Advisory Agreements

The Independent Directors concluded that Davis Advisors had provided Davis Real Estate Portfolio and its shareholders a reasonable level of both investment and non-investment services. The Independent Directors further concluded that shareholders have received a significant benefit from Davis Advisors' shareholder-oriented approach, as well as the execution of its investment discipline.

The Independent Directors determined that the advisory fee for Davis Real Estate Portfolio was reasonable in light of the nature, quality, and extent of the services being provided to the Fund, the costs incurred by Davis Advisors in providing such service, and in comparison to the range of the average advisory fees of its peer group, as determined by an independent service provider. The Independent Directors found that the terms of the Advisory Agreements are fair and reasonable and that continuation of the Advisory Agreements is in the best interest of the Fund and its shareholders. The Independent Directors and the full Board of Directors therefore voted to continue the Advisory Agreements.

18

DAVIS REAL ESTATE PORTFOLIO	Directors and Officers

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Each Director serves until their retirement, resignation, death, or removal. Subject to exceptions and exemptions, which may be granted by the Independent Directors, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-eight (78).

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios Overseen	Other Directorships

Independent Directors

Marc P. Blum (09/09/42)	Director	Director since 1986	Chief Executive Officer, World Total Return Fund, LLLP; of Counsel to Gordon Feinblatt LLC (law firm).	13	Director, Rodney Trust Company (trust and asset management company).

John S. Gates Jr. (08/02/53)	Director	Director since 2007	Chairman and Chief Executive Officer of PortaeCo LLC (private investment company).	13	Director, Care Capital Properties (REIT); Trustee, DCT Industrial Trust (REIT); Director, Miami Corp. (diversified investment company).

Thomas S. Gayner (12/16/61)	Director/ Chairman	Director since 2004/Chairman since 2009	Co-CEO and Director, Markel Corp. (diversified financial holding company).	13
Director, Markel Corp.
(diversified financial holding
company); Director, Graham
Holdings Company
(educational and media
company); Director, Colfax
Corp. (engineering and
manufacturer of pumps and
fluid handling equipment);
Director, Cable ONE Inc.
(cable service provider).

Samuel H. Iapalucci (07/19/52)	Director	Director since 2006	Retired; Executive Vice President and Chief Financial Officer, CH2M- HILL Companies, Ltd. (engineering) until 2008.	13	none

Robert P. Morgenthau (03/22/57)	Director	Director since 2002	Principal, Spears Abacus Advisors, LLC (investment management firm) since 2011; Chairman, NorthRoad Capital Management, LLC (investment management firm) 2002-2011.	13	none

Marsha C. Williams (03/28/51)	Director	Director since 1999	Retired; Senior Vice President and Chief Financial Officer, Orbitz Worldwide, Inc. (travel-service provider) 2007-2010.	13
Lead Independent Director,
Modine Manufacturing
Company (heat transfer
technology); Director, Chicago
Bridge & Iron Company, N.V.
(industrial construction and
engineering);
Chairman/Director, Fifth Third
Bancorp (diversified financial
services).

19

DAVIS REAL ESTATE PORTFOLIO	Directors and Officers – (Continued)

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios Overseen	Other Directorships

Interested Directors*

Andrew A. Davis (06/25/63)	Director	Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.	16	Director, Selected Funds (consisting of two portfolios) since 1998; Trustee, Clipper Funds Trust (consisting of one portfolio) since 2014.

Christopher C. Davis (07/13/65)	Director	Director since 1997	President or Vice President of each Davis Fund, Selected Fund, Clipper Fund, and Davis Fundamental ETF; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser, including sole member of the Adviser's general partner, Davis Investments, LLC.	16
Director, Selected Funds
(consisting of two portfolios)
since 1998; Trustee, Clipper
Funds Trust (consisting of one
portfolio) since 2014; Director,
Graham Holdings Company
(educational and media
company).

* Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be "interested persons" of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

Officers

Andrew A. Davis (born 06/25/63, Davis Funds officer since 1997). See description in the section on Interested Directors.

Christopher C. Davis (born 07/13/65, Davis Funds officer since 1997). See description in the section on Interested Directors.

Kenneth C. Eich (born 08/14/53, Davis Funds officer since 1997). Executive Vice President and Principal Executive Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Trustee/Chairman, Executive Vice President, and Principal Executive Officer of Davis Fundamental ETF Trust (consisting of three portfolios); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Douglas A. Haines (born 03/04/71, Davis Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of three portfolios); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.

Sharra L. Haynes (born 09/25/66, Davis Funds officer since 1997). Vice President and Chief Compliance Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of three portfolios); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Ryan M. Charles (born 07/25/78, Davis Funds officer since 2014). Vice President and Secretary of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of three portfolios); Vice President, Chief Legal Officer, and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

20

DAVIS REAL ESTATE PORTFOLIO

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as "Davis Advisors")
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Transfer Agent
Boston Financial Data Services, Inc.
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Counsel
Greenberg Traurig, LLP
77 West Wacker Drive, Suite 3100
Chicago, Illinois 60601

Independent Registered Public Accounting Firm
KPMG LLP
1225 Seventeenth Street, Suite 800
Denver, Colorado 80202

For more information about Davis Real Estate Portfolio, including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report. The Fund's Statement of Additional Information contains additional information about the Fund's Directors and is available without charge, upon request, by calling 1-800-279-0279 and on the Fund's website at www.davisfunds.com. Quarterly Fact Sheets are available on the Fund's website at www.davisfunds.com.

ITEM 2. CODE OF ETHICS

Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's board of directors has determined that independent trustee Marsha Williams qualifies as the "audit committee financial expert", as defined in Item 3 of form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6. SCHEDULE OF INVESTMENTS

Not Applicable. The complete Schedule of Investments is included in Item 1 of this for N-CSR

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not Applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no changes to the procedure by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11. CONTROLS AND PROCUDURES

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3 (c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 12. EXHIBITS

(a)(1)	Not Applicable

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached.

(a)(3)	Not Applicable

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS VARIABLE ACCOUNT FUND, INC.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: August 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: August 23, 2017

By	/s/ Douglas A. Haines
Douglas A. Haines
Principal Financial Officer

Date: August 23, 2017